PRESIDENT'S MESSAGE

November 15, 1996

Dear Shareholder:

I'm pleased to present your Annual Report for the Blanchard Flexible Income Fund covering the 5-month period from May 1, 1996 through September 30, 1996. The report begins with commentary from OFFITBANK, the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and financial activity. Please note that the fiscal year-end of the Fund has been changed from April 30 to September 30.

On your behalf, the Fund pursues income through a professionally managed, diversified portfolio of U.S. and international corporate bonds and U.S. and international government bonds. During the 12-month period ended September 30, 1996, the Fund produced a total return of 6.54% through dividends totaling $0.31 per share.* Net assets in the Fund stood at $187.4 million at the end of the period.

Thank you for selecting the Blanchard Flexible Income Fund to pursue your financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                [LOGO]
                                Edward C. Gonzales
                                President


*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





[GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX E]


Dear Shareholder,

  Enclosed please find the Annual Report for your Blanchard Flexible Income Fund for the fiscal year ended September 30, 1996.

  We are pleased to report that your Blanchard Flexible Income Fund outperformed its benchmark by more than 165 basis points (1.65%) for the twelve months ended 9/30/96. During this twelve month period, your Blanchard Flexible Income Fund delivered a total return of 6.54% vs. the Merrill Lynch Aggregate Bond Index total return of 4.87%. What is not immediately obvious in these total return numbers, however, are the difficult bond conditions that prevailed--particularly in the first six months of 1996.

  Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield, and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price. Additionally foreign investments entail special currency, credit, interest rate and political risks not associated with domestic investments.

  Here's how we employed the Fund's flexible, multi-sector investment strategy to provide you with solid monthly yields, and a positive total return for the past fiscal year.
                               THE YEAR IN REVIEW

  Even though economic growth was moderate, U.S. Treasury bond yields increased modestly during the past twelve months as tightening labor markets raised inflation concerns.

  Your Blanchard Flexible Income Fund benefited from its conservative interest rate exposure and its ability to invest in a variety of market sectors. This multi-sector capability enabled us to pick up some very good returns from foreign and high-yield investments, in particular.

  Most of the foreign investments have been sold with only Australian and Canadian bonds remaining in the Fund. It is worth noting that the currency risk on these investments has been hedged in the foreign exchange market.

  The Fund maintained its significant allocation to high-yield bonds throughout the period. Defaults and credit losses continued to be inconsequential while a strong equity market and a high level of merger and acquisition activity positively impacted a number of high-yield issues.

                                 LOOKING AHEAD

  For the U.S. economy, we anticipate continued low inflation and moderate growth. We believe that the current yield levels in the U.S. bond market are compensatory so long as the current mix of prudent fiscal and monetary policies is maintained. However, at this time, we do not feel a very aggressive average maturity is warranted. Therefore, we will continue to focus on the intermediate sector of the yield curve as we believe that this area currently offers the best value.

  We will continue to monitor closely the pro-growth proposals made in this year's election campaigns as well as prospects for stronger growth outside the U.S., both of which could put upward pressure on interest rates globally.

  The Fund's strategy can be summarized as follows:

    1) Most of the Fund's investments should be concentrated in the U.S., keeping maturities moderate in the 5 to 10 year range.

    2) Continued maximum exposure to high-yield securities as this sector continues to be supported by a positive credit environment and, in our opinion, is likely to continue to outperform investment grade alternatives.

    3) Expansion of investments in emerging markets, especially in specific Latin American countries where improving country fundamentals tend to increase the attractiveness of these investments.

  As of 9/30/96, the Fund's portfolio allocation was as follows: 55.1% U.S. fixed income securities, 34.7% U.S. high-yield, 8.6% high-quality foreign, and 1.6% U.S. cash equivalents. We maintain our commitment to high quality with an average portfolio quality of "A", and, as mentioned, continue to maintain a conservative stance with an intermediate-term average portfolio maturity of 6.7 years.

  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,

                           [LOGO]

                           Jack D. Burks
                           Managing Director of OFFITBANK

                           Portfolio Manager of the
                           Blanchard Flexible Income Fund


BLANCHARD FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
 ---------------------------------------------------------------
 $1,500,000 (a)(b)Resolution Trust Corp., Series 1994-N2, Class
            4, 10.50%, 12/15/2004 (identified cost $1,477,680)     $  1,500,000
            ----------------------------------------------------   ------------
 CORPORATE BONDS--33.1%
 ---------------------------------------------------------------
            BASIC INDUSTRY--12.2%
            ----------------------------------------------------
  2,000,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                  2,010,000
            ----------------------------------------------------
  1,000,000 Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003        1,055,000
            ----------------------------------------------------
  1,500,000 Doman Industries, Ltd., Sr. Note, 8.75%, 3/15/2004        1,410,000
            ----------------------------------------------------
  1,500,000 Earle M. Jorgensen Co., Sr. Note, 10.75%, 3/1/2000        1,537,500
            ----------------------------------------------------
  1,000,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003              955,000
            ----------------------------------------------------
  1,250,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006         1,250,000
            ----------------------------------------------------
  1,000,000 Gaylord Container Corp., Sr. Note, 11.50%, 5/15/2001      1,066,250
            ----------------------------------------------------
  1,000,000 Maxxam Group, Inc., Sr. Note, 11.25%, 8/1/2003            1,025,000
            ----------------------------------------------------
  1,000,000 Northwestern Steel & Wire Co., Sr. Note, 9.50%,
            6/15/2001                                                   980,000
            ----------------------------------------------------
  2,500,000 Owens-Illinois, Inc., Note, 10.00%, 8/1/2002              2,606,250
            ----------------------------------------------------
  1,000,000 Repap New Brunswick, 1st Priority Sr. Secd. Note,
            9.875%, 7/15/2000                                         1,035,000
            ----------------------------------------------------
  1,000,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,
            9.25%, 2/1/2002                                           1,012,500
            ----------------------------------------------------
  1,700,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                  1,695,750
            ----------------------------------------------------
  1,500,000 Stone Consolidated, Sr. Note, 10.25%, 12/15/2000          1,591,875
            ----------------------------------------------------
  2,000,000 (a)Stone Container Finance Co. CDA, 11.50%,
            8/15/2006                                                 2,070,000
            ----------------------------------------------------
  1,500,000 Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001           1,582,500
            ----------------------------------------------------   ------------
             Total                                                   22,882,625
            ----------------------------------------------------   ------------
            CONSUMER NON-DURABLES--2.5%
            ----------------------------------------------------
  1,000,000 Bell & Howell Co., Sr. Note, 9.25%, 7/15/2000             1,015,000
            ----------------------------------------------------
  1,000,000 HMH Properties, Inc., Sr. Note, Series B, 9.50%,
            5/15/2005                                                 1,007,500
            ----------------------------------------------------
  1,000,000 (a)Host Marriot Travel Plaza, Sr. Note, 9.50%,
            5/15/2005                                                 1,007,500
            ----------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
            CONSUMER NON-DURABLES--CONTINUED
            ----------------------------------------------------
 $1,600,000 Revlon Consumer Products Corp., Deb., 10.875%,
            7/15/2010                                              $  1,672,000
            ----------------------------------------------------   ------------
             Total                                                    4,702,000
            ----------------------------------------------------   ------------
            ENERGY MINERALS--1.9%
            ----------------------------------------------------
  1,494,000 CTC Mansfield Funding, Deb., 10.25%, 3/30/2003            1,535,085
            ----------------------------------------------------
  2,000,000 (b)Triton Energy Corp., Sr. Sub. Disc. Note, 9.75%,
            12/15/2000                                                2,030,000
            ----------------------------------------------------   ------------
             Total                                                    3,565,085
            ----------------------------------------------------   ------------
            FINANCE--4.7%
            ----------------------------------------------------
  1,500,000 Americo Life, Inc., Sr. Sub. Note, 9.25%, 6/1/2005        1,443,750
            ----------------------------------------------------
  1,500,000 Granite Development Partners LP, Sr. Note, 10.83%,
            11/15/2003                                                1,417,500
            ----------------------------------------------------
  2,000,000 Leucadia National Corp., Sr. Sub., 10.375%,
            6/15/2002                                                 2,141,110
            ----------------------------------------------------
  1,000,000 Navistar Financial 1995-A Owner Trust, Sr. Sub.
            Note, 8.875%, 11/15/1998                                  1,009,861
            ----------------------------------------------------
  1,500,000 Presidential Life Corp., Sr. Note, 9.50%, 12/15/2000      1,567,500
            ----------------------------------------------------
  1,250,000 Reliance Group Holdings, Inc., Sr. Note, 9.00%,
            11/15/2000                                                1,273,437
            ----------------------------------------------------   ------------
             Total                                                    8,853,158
            ----------------------------------------------------   ------------
            INDUSTRIAL SERVICES--4.9%
            ----------------------------------------------------
    533,000 ACF Industries, 12.50%, 2/1/1998                            533,666
            ----------------------------------------------------
  1,000,000 ADT Operations, Sr. Sub. Note, 9.25%, 8/1/2003            1,042,500
            ----------------------------------------------------
  1,500,000 Eletson Holdings, Inc., 1st Mtg. Note, 9.25%,
            11/15/2003                                                1,468,125
            ----------------------------------------------------
  2,250,000 PDV America, Sr. Note, 7.25%, 8/1/1998                    2,236,072
            ----------------------------------------------------
  1,500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003            1,492,500
            ----------------------------------------------------
  1,000,000 Storer Communications, Deb., 10.00%, 5/15/2003            1,015,000
            ----------------------------------------------------
  1,500,000 UNC, Inc., Sr. Note, 9.125%, 7/15/2003                    1,471,875
            ----------------------------------------------------   ------------
             Total                                                    9,259,738
            ----------------------------------------------------   ------------
            RETAIL TRADE--1.4%
            ----------------------------------------------------
  1,500,000 Pathmark Stores, Inc., Sr. Sub. Note, 9.625%,
            5/1/2003                                                  1,475,625
            ----------------------------------------------------
  1,200,000 Penn Traffic Co., Sr. Note, 10.25%, 2/15/2002             1,062,000
            ----------------------------------------------------   ------------
             Total                                                    2,537,625
            ----------------------------------------------------   ------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                           VALUE
 -------------- ------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
                TELECOMMUNICATIONS--1.1%
                ------------------------------------------------
 $    1,000,000 Cablevision Systems Corp., Sr. Sub. Deb.,
                10.75%, 4/1/2004                                   $  1,036,250
                ------------------------------------------------
      1,000,000 Lenfest Communications, Inc., Sr. Note, 8.375%,
                11/1/2005                                               945,000
                ------------------------------------------------   ------------
                 Total                                                1,981,250
                ------------------------------------------------   ------------
                TRANSPORTATION--1.6%
                ------------------------------------------------
      1,389,000 Piedmont Aviation, 10.15%, 3/28/2003                  1,343,857
                ------------------------------------------------
        852,000 Piedmont Aviation, 9.90%, 1/15/2001                     836,025
                ------------------------------------------------
        896,000 USAir, Inc., 9.90%, 1/15/2001                           880,320
                ------------------------------------------------   ------------
                 Total                                                3,060,202
                ------------------------------------------------   ------------
                UTILITIES--2.2%
                ------------------------------------------------
      1,000,000 Centennial Cellular Corp., Sr. Note, 8.875%,
                11/1/2001                                               947,500
                ------------------------------------------------
      1,000,000 Teleport Communications Group, Inc., Sr. Note,
                9.875%, 7/1/2006                                      1,031,250
                ------------------------------------------------
      2,218,808 (a)Tucson Electric Power Co., 10.21%, 1/1/2009        2,130,056
                ------------------------------------------------   ------------
                 Total                                                4,108,806
                ------------------------------------------------   ------------
                UTILITIES-ELECTRIC--0.6%
                ------------------------------------------------
      1,000,000 Cleveland Electric Illuminating Co., 1st Mtg.
                Bond, 9.50%, 5/15/2005                                1,037,500
                ------------------------------------------------   ------------
                 TOTAL CORPORATE BONDS (IDENTIFIED COST
                 $61,542,390)                                        61,987,989
                ------------------------------------------------   ------------
 CORPORATE NOTES--1.1%
 ---------------------------------------------------------------
      2,000,000 Maxus Energy Corp., Medium Term Note, 11.02%,
                5/15/2001 (IDENTIFIED COST $2,145,804)                2,150,688
                ------------------------------------------------   ------------
 FOREIGN SECURITIES--8.5%
 ---------------------------------------------------------------
                GOVERNMENTS/AGENCIES--8.5%
                ------------------------------------------------
 CAD 12,000,000 Canada-Govt. of, Deb., 6.50%, 6/1/2004                8,600,153
                ------------------------------------------------
 CAD  3,000,000 Rogers Cablesystems Ltd., Sr. Secd. Note, 9.65%,
                1/15/2014                                             1,995,732
                ------------------------------------------------
 AUD  6,550,000 Treasury Corp. of Victoria, 8.25%, 10/15/2003         5,327,838
                ------------------------------------------------   ------------
                 TOTAL FOREIGN SECURITIES (IDENTIFIED COST
                 $15,620,193)                                        15,923,723
                ------------------------------------------------   ------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                        VALUE
 --------- -----------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--21.1%
 ---------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--21.1%
           -----------------------------------------------
 $ 651,348 Pool 193576, 8.00%, 7/15/2026                     $    658,265
           -----------------------------------------------
   221,223 Pool 321838, 8.00%, 7/15/2026                          223,572
           -----------------------------------------------
    44,086 Pool 326542, 8.00%, 5/15/2022                           44,744
           -----------------------------------------------
    31,572 Pool 334760, 8.00%, 8/15/2025                           31,908
           -----------------------------------------------
    38,858 Pool 338684, 8.00%, 7/15/2024                           39,358
           -----------------------------------------------
   365,530 Pool 340833, 8.00%, 5/15/2026                          369,412
           -----------------------------------------------
   509,937 Pool 353016, 8.00%, 1/15/2025                          515,352
           -----------------------------------------------
   559,397 Pool 354163, 8.00%, 8/15/2026                          565,338
           -----------------------------------------------
   162,987 Pool 361590, 8.00%, 7/15/2024                          165,086
           -----------------------------------------------
   260,343 Pool 361942, 8.00%, 5/15/2025                          263,108
           -----------------------------------------------
    48,132 Pool 365136, 8.00%, 9/15/2024                           48,752
           -----------------------------------------------
   472,449 Pool 369463, 8.00%, 1/15/2025                          477,466
           -----------------------------------------------
   879,262 Pool 369485, 8.00%, 9/15/2024                          890,586
           -----------------------------------------------
   557,850 Pool 370587, 8.00%, 9/15/2025                          563,774
           -----------------------------------------------
   891,287 Pool 372365, 8.00%, 7/15/2026                          900,752
           -----------------------------------------------
   204,085 Pool 375080, 8.00%, 4/15/2025                          206,252
           -----------------------------------------------
    52,212 Pool 375189, 8.00%, 2/15/2024                           52,885
           -----------------------------------------------
   241,583 Pool 376175, 8.00%, 2/15/2025                          244,149
           -----------------------------------------------
    76,351 Pool 376198, 8.00%, 5/15/2025                           77,161
           -----------------------------------------------
    59,682 Pool 377404, 8.00%, 1/15/2025                           60,316
           -----------------------------------------------
   523,253 Pool 377608, 8.00%, 8/15/2025                          528,809
           -----------------------------------------------
   557,090 Pool 379597, 8.00%, 5/15/2025                          563,006
           -----------------------------------------------
    30,461 Pool 380634, 8.00%, 10/15/2024                          30,853
           -----------------------------------------------
    61,255 Pool 382067, 8.00%, 5/15/2025                           61,905
           -----------------------------------------------
   439,810 Pool 384598, 8.00%, 4/15/2025                          444,480
           -----------------------------------------------
   831,749 Pool 384600, 8.00%, 5/15/2025                          840,581
           -----------------------------------------------
   587,371 Pool 384694, 8.00%, 8/15/2025                          593,608
           -----------------------------------------------
   735,799 Pool 385904, 8.00%, 9/15/2024                          745,276
           -----------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -------------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
           ---------------------------------------------------
 $ 393,678 Pool 386613, 8.00%, 11/15/2024                        $    398,749
           ---------------------------------------------------
   735,652 Pool 386721, 8.00%, 4/15/2025                              743,464
           ---------------------------------------------------
   564,455 Pool 387357, 8.00%, 5/15/2026                              570,448
           ---------------------------------------------------
   113,285 Pool 388751, 8.00%, 6/15/2024                              114,744
           ---------------------------------------------------
   219,935 Pool 388757, 8.00%, 9/15/2024                              222,768
           ---------------------------------------------------
   836,258 Pool 389603, 8.00%, 9/15/2024                              847,028
           ---------------------------------------------------
   649,167 Pool 390343, 8.00%, 4/15/2025                              656,061
           ---------------------------------------------------
   784,856 Pool 390602, 8.00%, 9/15/2024                              794,964
           ---------------------------------------------------
    87,668 Pool 392003, 8.00%, 9/15/2024                               88,797
           ---------------------------------------------------
    48,779 Pool 392233, 8.00%, 5/15/2024                               49,408
           ---------------------------------------------------
    39,933 Pool 392550, 8.00%, 9/15/2024                               40,447
           ---------------------------------------------------
   815,540 Pool 393260, 8.00%, 4/15/2025                              824,201
           ---------------------------------------------------
   112,425 Pool 393769, 8.00%, 5/15/2025                              113,618
           ---------------------------------------------------
   204,516 Pool 394649, 8.00%, 8/15/2024                              207,150
           ---------------------------------------------------
   241,726 Pool 395262, 8.00%, 8/15/2024                              244,839
           ---------------------------------------------------
   817,636 Pool 396925, 8.00%, 7/15/2025                              826,319
           ---------------------------------------------------
   367,465 Pool 398502, 8.00%, 3/15/2026                              371,367
           ---------------------------------------------------
   502,256 Pool 398646, 8.00%, 5/15/2026                              507,589
           ---------------------------------------------------
   293,440 Pool 398734, 8.00%, 6/15/2026                              296,556
           ---------------------------------------------------
    33,715 Pool 398746, 8.00%, 6/15/2026                               34,073
           ---------------------------------------------------
   726,482 Pool 398807, 8.00%, 7/15/2026                              734,197
           ---------------------------------------------------
   618,625 Pool 399971, 8.00%, 6/15/2026                              625,194
           ---------------------------------------------------
   221,394 Pool 400737, 8.00%, 5/15/2024                              224,246
           ---------------------------------------------------
   705,404 Pool 401191, 8.00%, 11/15/2024                             714,489
           ---------------------------------------------------
   153,321 Pool 401819, 8.00%, 4/15/2025                              154,949
           ---------------------------------------------------
   585,328 Pool 402263, 8.00%, 12/15/2024                             592,867
           ---------------------------------------------------
   665,494 Pool 402680, 8.00%, 5/15/2026                              672,561
           ---------------------------------------------------
    45,702 Pool 403582, 8.00%, 1/15/2025                               46,188
           ---------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -------------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
           ---------------------------------------------------
 $ 853,171 Pool 403965, 8.00%, 9/15/2024                         $    864,159
           ---------------------------------------------------
    57,608 Pool 404080, 8.00%, 4/15/2025                               58,219
           ---------------------------------------------------
   386,210 Pool 405449, 8.00%, 4/15/2025                              390,311
           ---------------------------------------------------
   387,091 Pool 405873, 8.00%, 5/15/2025                              391,202
           ---------------------------------------------------
   164,408 Pool 405937, 8.00%, 7/15/2025                              166,154
           ---------------------------------------------------
   107,378 Pool 406638, 8.00%, 5/15/2025                              108,519
           ---------------------------------------------------
   186,003 Pool 408449, 8.00%, 5/15/2025                              187,978
           ---------------------------------------------------
   146,328 Pool 409740, 8.00%, 5/15/2025                              147,882
           ---------------------------------------------------
    29,058 Pool 410214, 8.00%, 12/15/2025                              29,367
           ---------------------------------------------------
   624,291 Pool 410284, 8.00%, 9/15/2025                              630,920
           ---------------------------------------------------
   351,337 Pool 410554, 8.00%, 12/15/2025                             355,067
           ---------------------------------------------------
    32,100 Pool 410858, 8.00%, 12/15/2025                              32,441
           ---------------------------------------------------
   812,877 Pool 412618, 8.00%, 6/15/2026                              821,509
           ---------------------------------------------------
   445,430 Pool 413170, 8.00%, 10/15/2025                             450,160
           ---------------------------------------------------
   358,011 Pool 413535, 8.00%, 10/15/2025                             361,813
           ---------------------------------------------------
    89,345 Pool 413553, 8.00%, 11/15/2025                              90,294
           ---------------------------------------------------
   380,872 Pool 414080, 8.00%, 8/15/2025                              384,916
           ---------------------------------------------------
   237,461 Pool 415464, 8.00%, 7/15/2025                              239,983
           ---------------------------------------------------
   494,644 Pool 415500, 8.00%, 8/15/2026                              499,896
           ---------------------------------------------------
   366,393 Pool 417286, 8.00%, 3/15/2026                              370,283
           ---------------------------------------------------
   417,476 Pool 418021, 8.00%, 6/15/2026                              421,909
           ---------------------------------------------------
   915,981 Pool 418142, 8.00%, 2/15/2026                              925,708
           ---------------------------------------------------
   380,069 Pool 418481, 8.00%, 9/15/2025                              384,105
           ---------------------------------------------------
    34,617 Pool 419489, 8.00%, 2/15/2026                               34,984
           ---------------------------------------------------
   327,139 Pool 420716, 8.00%, 2/15/2026                              330,613
           ---------------------------------------------------
   475,594 Pool 421558, 8.00%, 3/15/2026                              480,644
           ---------------------------------------------------
   109,256 Pool 421834, 8.00%, 4/15/2026                              110,416
           ---------------------------------------------------
   259,924 Pool 422029, 8.00%, 7/15/2026                              262,684
           ---------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 --------- ---------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -------------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
           ---------------------------------------------------
 $ 710,741 Pool 422881, 8.00%, 5/15/2026                         $    718,289
           ---------------------------------------------------
    34,576 Pool 422928, 8.00%, 6/15/2026                               34,943
           ---------------------------------------------------
    97,407 Pool 423037, 8.00%, 3/15/2026                               98,442
           ---------------------------------------------------
    39,631 Pool 423601, 8.00%, 8/15/2026                               40,052
           ---------------------------------------------------
   417,336 Pool 423865, 8.00%, 6/15/2026                              421,768
           ---------------------------------------------------
   927,993 Pool 423964, 8.00%, 7/15/2026                              937,847
           ---------------------------------------------------
    37,047 Pool 424597, 8.00%, 7/15/2026                               37,440
           ---------------------------------------------------
   432,307 Pool 424638, 8.00%, 1/15/2026                              436,898
           ---------------------------------------------------
   893,790 Pool 424694, 8.00%, 12/15/2025                             903,281
           ---------------------------------------------------
    40,886 Pool 425099, 8.00%, 3/15/2026                               41,320
           ---------------------------------------------------
   293,756 Pool 425133, 8.00%, 7/15/2026                              296,876
           ---------------------------------------------------
   630,540 Pool 425651, 8.00%, 6/15/2026                              637,236
           ---------------------------------------------------
   278,384 Pool 426102, 8.00%, 5/15/2026                              281,340
           ---------------------------------------------------
   124,179 Pool 427567, 8.00%, 7/15/2026                              125,498
           ---------------------------------------------------
   378,178 Pool 430884, 8.00%, 6/15/2026                              382,193
           ---------------------------------------------------
    49,386 Pool 432668, 8.00%, 5/15/2026                               49,911
           ---------------------------------------------------
    41,595 Pool 433078, 8.00%, 7/15/2026                               42,036
           ---------------------------------------------------
   768,603 Pool 435289, 8.00%, 7/15/2026                              776,764
           ---------------------------------------------------
   380,529 Pool 436416, 8.00%, 7/15/2026                              384,570
           ---------------------------------------------------
   111,116 Pool 436608, 8.00%, 6/15/2026                              112,296
           ---------------------------------------------------
    96,969 Pool 437280, 8.00%, 7/15/2026                               97,999
           ---------------------------------------------------
   169,981 Pool 438208, 8.00%, 7/15/2026                              171,785
           ---------------------------------------------------
    43,471 Pool 780195, 8.00%, 7/15/2025                               43,933
           ---------------------------------------------------
   871,070 Pool 780247, 8.00%, 9/15/2025                              880,320
           ---------------------------------------------------
   128,665 Pool 780249, 8.00%, 9/15/2025                              130,031
           ---------------------------------------------------   ------------
            TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
            $39,359,305)                                           39,539,239
           ---------------------------------------------------   ------------



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 U.S. TREASURY--32.5%
 --------------------------------------------------------------
             U.S. TREASURY BONDS--6.0%
             --------------------------------------------------
 $10,000,000 8.125%, 8/15/2019                                    $ 11,178,120
             --------------------------------------------------   ------------
             U.S. TREASURY NOTES--26.5%
             --------------------------------------------------
  10,000,000 5.75%, 10/31/2000                                       9,759,360
             --------------------------------------------------
  20,000,000 6.125%, 3/31/1998                                      20,043,720
             --------------------------------------------------
  20,000,000 6.25%, 5/31/2000                                       19,906,220
             --------------------------------------------------   ------------
              Total                                                 49,709,300
             --------------------------------------------------   ------------
              TOTAL U.S. TREASURY (IDENTIFIED COST $60,971,707)     60,887,420
             --------------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--1.5%
 --------------------------------------------------------------
   2,874,661 CS First Boston, Inc., 5.60%, dated 9/30/1996, due
             10/1/1996 (AT AMORTIZED COST)                           2,874,661
             --------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
              $183,991,740)(D)                                    $184,863,720
             --------------------------------------------------   ------------


(a) Denotes a restricted security which is subject to restrictions on resale under Federal and International Securities laws. At September 30, 1996, these securities amounted to $6,707,556 which represents 3.6% of net assets.

(b) Denotes variable rate securities which show current rate.

(c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $184,172,115. The net unrealized appreciation of investments on a federal tax basis amounts to $691,605 which is comprised of $1,945,197 appreciation and $1,253,592 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($187,352,541) at September 30, 1996.

The following acronyms are used throughout this portfolio:

AUD--Australian Dollars
CAD--Canadian Dollars
CDA--Community Development Administration

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------
Total investments in securities, at value (identified cost
$183,991,740 and tax cost $184,172,115)                        $184,863,720
--------------------------------------------------------------
Income receivable                                                 3,523,752
--------------------------------------------------------------
Receivable for shares sold                                          141,669
--------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
purchased                                                             4,537
--------------------------------------------------------------
Deferred expenses                                                    32,809
-------------------------------------------------------------- ------------
  Total assets                                                  188,566,487
--------------------------------------------------------------
LIABILITIES:
---------------------------------------------------
Payable for shares redeemed                           $371,082
---------------------------------------------------
Income distribution payable                            491,513
---------------------------------------------------
Net payable for forward foreign currency exchange
contracts sold                                          58,119
---------------------------------------------------
Accrued expenses                                       293,232
--------------------------------------------------- ----------
  Total liabilities                                               1,213,946
-------------------------------------------------------------- ------------
NET ASSETS for 38,739,927 shares outstanding                   $187,352,541
-------------------------------------------------------------- ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------
Paid in capital                                                $205,992,222
--------------------------------------------------------------
Net unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                          819,737
--------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (18,563,270)
--------------------------------------------------------------
Accumulated distributions in excess of net investment income       (896,148)
-------------------------------------------------------------- ------------
  Total Net Assets                                             $187,352,541
-------------------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
--------------------------------------------------------------
$187,352,541 / 38,739,927 shares outstanding                          $4.84
-------------------------------------------------------------- ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                      PERIOD ENDED  YEAR ENDED
                                                      SEPTEMBER 30,  APRIL 30,
                                                          1996         1996
----------------------------------------------------  ------------- -----------
INVESTMENT INCOME:
----------------------------------------------------
Interest (net of foreign taxes withheld)               $6,352,116   $18,279,892
----------------------------------------------------
Dividends (net of foreign taxes withheld)                  --             2,977
----------------------------------------------------   ----------   -----------
  Total income                                          6,352,116    18,282,869
----------------------------------------------------
EXPENSES:
----------------------------------------------------
Management fee                                            610,104     1,795,137
----------------------------------------------------
Administrative personnel and services fee                  77,731       190,752
----------------------------------------------------
Custodian fees                                             30,509        98,362
----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                  230,385       551,463
----------------------------------------------------
Directors'/Trustees' fees                                   2,181        71,292
----------------------------------------------------
Auditing fees                                              19,527        51,303
----------------------------------------------------
Legal fees                                                  2,873        32,037
----------------------------------------------------
Portfolio accounting fees                                  32,888       104,637
----------------------------------------------------
Distribution services fee                                 203,367       598,379
----------------------------------------------------
Share registration costs                                   17,151        24,808
----------------------------------------------------
Printing and postage                                       52,981       194,521
----------------------------------------------------
Insurance premiums                                          3,033       --
----------------------------------------------------
Taxes                                                         704       --
----------------------------------------------------
Miscellaneous                                              17,134        30,878
----------------------------------------------------   ----------   -----------
  Total expenses                                        1,300,568     3,743,569
----------------------------------------------------
Waivers--
----------------------------------------------------
 Waiver of management fee                                  (8,181)      --
----------------------------------------------------   ----------   -----------
  Net expenses                                          1,292,387     3,743,569
----------------------------------------------------   ----------   -----------
    Net investment income                               5,059,729    14,539,300
----------------------------------------------------   ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
----------------------------------------------------
Net realized gain/(loss) on investments and foreign
currency transactions                                     175,174       480,236
----------------------------------------------------
Net change in unrealized appreciation of investments
and translation of assets and liabilities in foreign
currency                                                2,016,909     5,042,160
----------------------------------------------------   ----------   -----------
  Net realized and unrealized gain on investments
  and foreign currency                                  2,192,083     5,522,396
----------------------------------------------------   ----------   -----------
    Change in net assets resulting from operations     $7,251,812   $20,061,696
----------------------------------------------------   ----------   -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   PERIOD ENDED      YEAR ENDED APRIL 30,
                                   SEPTEMBER 30,  ----------------------------
                                       1996           1996           1995
---------------------------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS:
---------------------------------
OPERATIONS--
---------------------------------
Net investment income              $  5,059,729   $  14,539,300  $  23,667,093
---------------------------------
Net realized (loss) gain on
investments and foreign currency
transactions ($1,335,786 net
loss, $3,223,064 net loss, and
$13,824,044 net loss,
respectively, as computed for
federal tax purposes)                   175,174         480,236    (25,650,427)
---------------------------------
Net change in unrealized
appreciation of investments and
translation of assets and
liabilities in foreign currency       2,016,909       5,042,160      9,037,357
---------------------------------  ------------   -------------  -------------
  Change in net assets resulting
  from operations                     7,251,812      20,061,696      7,054,023
---------------------------------  ------------   -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------
Distributions from net investment
income                               (5,012,727)    (15,359,777)      (178,445)
---------------------------------
Tax return of capital                   (48,762)       --          (23,736,224)
---------------------------------  ------------   -------------  -------------
  Change in net assets resulting
  from distributions to
  shareholders                       (5,061,489)    (15,359,777)   (23,914,669)
---------------------------------  ------------   -------------  -------------
SHARE TRANSACTIONS--
---------------------------------
Proceeds from sale of shares         13,294,718      60,702,516    107,867,527
---------------------------------
Net asset value of shares issued
to shareholders in payment of
distributions declared                4,042,963      11,757,432     18,885,949
---------------------------------
Cost of shares redeemed             (38,410,603)   (133,349,811)  (397,723,871)
---------------------------------  ------------   -------------  -------------
  Change in net assets resulting
  from share transactions           (21,072,922)    (60,889,863)  (270,970,395)
---------------------------------  ------------   -------------  -------------
    Change in net assets            (18,882,599)    (56,187,944)  (287,831,041)
---------------------------------
NET ASSETS:
---------------------------------
Beginning of period                 206,235,140     262,423,084    550,254,125
---------------------------------  ------------   -------------  -------------
End of period                      $187,352,541   $ 206,235,140  $ 262,423,084
---------------------------------  ------------   -------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          PERIOD ENDED           YEAR ENDED APRIL 30,
                          SEPTEMBER 30,   ----------------------------------------
                             1996(A)        1996      1995        1994    1993(B)
------------------------  -------------   --------  --------    --------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 4.78        $ 4.71    $ 4.85      $ 5.09    $ 5.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income          0.15          0.28      0.30        0.40      0.21
------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions                   0.04          0.10     (0.13)      (0.17)     0.09
------------------------    --------      --------  --------    --------  --------
Total from investment
operations                      0.19          0.38      0.17        0.23      0.30
------------------------    --------      --------  --------    --------  --------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income             (0.13)        (0.31)     0.00(c)    (0.36)    (0.21)
------------------------
 Tax return of capital         (0.00)(f)     --        (0.31)      (0.03)    --
------------------------
 Distributions from net
 realized gain on
 investments and foreign
 currency transactions         --            --        --          (0.08)    --
------------------------    --------      --------  --------    --------  --------
Total distributions            (0.13)        (0.31)    (0.31)      (0.47)    (0.21)
------------------------    --------      --------  --------    --------  --------
NET ASSET VALUE, END OF
PERIOD                        $ 4.84        $ 4.78    $ 4.71      $ 4.85    $ 5.09
------------------------    --------      --------  --------    --------  --------
TOTAL RETURN (D)                3.95%         8.06%     3.74%       4.11%     6.17%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                       1.59%*        1.56%     1.58%       1.30%     0.20%*
------------------------
 Net investment income          7.38%*        6.06%     6.52%       7.10%     9.02%*
------------------------
 Expense waiver/
 reimbursement (e)              0.01%*       --        --          --        --
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)       $187,353      $206,235  $262,423    $550,254  $315,845
------------------------
 Portfolio turnover               87%          347%      455%        346%      129%
------------------------


  * Computed on an annualized basis.

(a) The fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Reflects operations for the period from November 2, 1992 (commencement of operations) to April 30, 1993.

(c) Less than one cent per share.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Flexible Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund seeks to provide high current income while seeking opportunities for capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted and private placement securities, and other foreign securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for a tax return of capital and foreign currency transactions. The following reclassifications have been made to the financial statements.

                         INCREASE (DECREASE)
  -----------------------------------------------------------------
                    ACCUMULATED
                    NET REALIZED     ACCUMULATED DISTRIBUTIONS
  PAID-IN CAPITAL    GAIN/LOSS   IN EXCESS OF NET INVESTMENT INCOME
  ---------------   ------------ ----------------------------------
     ($9,666)        ($455,871)               $465,537


  Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $18,382,894, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR                                           EXPIRATION AMOUNT
  ---------------                                           -----------------
       2002                                                    $13,824,044
       2003                                                     $3,223,064
       2004                                                     $1,335,786


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to aquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At September 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                           UNREALIZED
  CONTRACTS          SETTLEMENT   CONTRACTS TO   IN EXCHANGE  CONTRACTS   APPRECIATION
  PURCHASED             DATE     DELIVER/RECEIVE     FOR      AT VALUE   (DEPRECIATION)
  -----------------  ----------- --------------- ----------- ----------- --------------
  Canadian Dollar     10/22/1996      930,000    $   678,832 $   683,369    $  4,537
  -----------------                              ----------- -----------    --------
                                                 $   678,832 $   683,369    $  4,537
                                                 ----------- -----------    --------
  CONTRACTS SOLD
  -----------------
  Australian Dollar   12/10/1996    6,650,000    $ 5,258,488 $ 5,252,014    $  6,474
  -----------------
  Canadian Dollar    10/22/1996-
  -----------------   11/25/1996   15,700,000     11,471,856  11,536,449     (64,593)
                                                  ----------- -----------    --------
                                                  $16,730,344 $16,788,463    $(58,119)
                                                  ----------- -----------    --------


  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at September 30, 1996 is as follows:

  SECURITY                      ACQUISITION DATE   ACQUISITION COST
  -------------------------   -------------------- ----------------
  Host Marriot Travel Plaza        5/19/1995          $  966,497
  Resolution Trust Corp.           12/8/1994           1,477,680
  Stone Container Finance Co.       8/9/1996           2,000,000
  Tucson Electric Power Co.   2/10/1993-12/22/1993     2,092,867


  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                       YEAR ENDED APRIL 30,
                                      PERIOD ENDED    ------------------------
                                   SEPTEMBER 30, 1996    1996         1995
---------------------------------  ------------------ -----------  -----------
Shares sold                             2,777,685      12,498,920   22,941,483
---------------------------------
Shares issued to shareholders in
payment of distributions declared         844,211       2,424,612    4,034,188
---------------------------------
Shares redeemed                        (8,034,939)    (27,527,713) (84,785,272)
---------------------------------      ----------     -----------  -----------
  Net change resulting from share
  transactions                         (4,413,043)    (12,604,181) (57,809,601)
---------------------------------      ----------     -----------  -----------



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

The Manager became the Fund's manager on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's manager and received for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

For the year ended April 30, 1996, the managers earned fees as follows:

                                 AMOUNT OF
MANAGER                          FEE EARNED
-------------------------------  ----------
Sheffield Management Company     $  377,138
-------------------------------
Virtus Capital Management, Inc.  $1,417,999
-------------------------------


The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

For the period from May 1, 1996 to September 30, 1996 the management fee was earned by Virtus Capital Management, Inc.

SUB-ADVISORY FEE--OFFITBANK provides the Manager with sub-advisory services for which it receives a fee from the Manager determined by applying the following annual rates to the Fund's average daily net assets: .30% of the first $25 million of the Fund's average daily net assets; .25% of the next $25 million of average daily net assets; and .20% of average daily net assets in excess of $50 million. In addition, OFFITBANK may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.
FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to
0.25 of 1% of the Fund's average daily net assets. For the year ended April 30, 1996, the distributors earned and waived fees as follows:



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

                             AMOUNT OF
DISTRIBUTOR                  FEE EARNED
---------------------------  ----------
Sheffield Investments, Inc.   $125,713
---------------------------
Federated Securities Corp.    $472,666
---------------------------


For the period from May 1, 1996 to September 30, 1996, the distribution services fee was earned by FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee. For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                         AMOUNT OF
TRANSFER AGENT                           FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $311,815
---------------------------------------
Federated Services Company                $239,648
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the transfer agent fee was earned by FServ.

DIRECTORS'/TRUSTEES' FEES--Prior to the acquisition of Sheffield Management Company by Virtus Capital Management, Inc., the former independent directors'/trustees' for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. The net pension expense included in Directors'/Trustees' Fees in the Statement of Operations for the year ended April 30, 1996 was $62,169.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee. For the year ended April 30, 1996, the portfolio accountants earned fees as follows:


BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

                               AMOUNT OF
PORTFOLIO ACCOUNTANT           FEE EARNED
-----------------------------  ----------
Mutual Funds Services Company   $82,021
-----------------------------
Federated Services Company      $22,616
-----------------------------


For the period from May 1, 1996 to September 30, 1996, the portfolio accounting fee was earned by FServ.

CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee. For the year ended April 30, 1996, the custodians earned fees as follows:

                                         AMOUNT OF
CUSTODIAN                                FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $60,446
---------------------------------------
Signet Trust Company                      $37,916
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the custodian fee was earned by Signet Trust Company.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $151,712. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Fund's operations.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

---------
PURCHASES  $160,027,907
---------  ------------
SALES      $187,484,295
---------  ------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD FLEXIBLE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Flexible Income Fund as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the five-month period ended September 30, 1996 and the year ended April 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the three years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Flexible Income Fund as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 15, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.




                              Portfolio Adviser
                                  OFFITBANK

                                    [LOGO]

                                  Blanchard
                                   Flexible
                                 Income Fund


The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.


Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.


Federated Securities Corporation is the
distributor of the Fund.

(2194)
CUSIP 093212306
G01684-05 (11/96)



                                  Blanchard
                                   Flexible
                                 Income Fund

                                    [LOGO]

                                Annual Report
                              September 30, 1996

                 Managed by: Virtus Capital Management, Inc.





PRESIDENT'S MESSAGE

November 15, 1996

Dear Shareholder:

I'm pleased to present your Annual Report for the Blanchard Flexible Tax-Free Bond Fund covering the 5-month period from May 1, 1996 through September 30, 1996. The report begins with commentary from the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and financial activity. Please note that the fiscal year-end of the Fund has been changed from April 30 to September 30.

On your behalf, the Fund pursues tax-free income through a professionally managed portfolio of municipal securities.* During the 12-month period ended September 30, 1996, the Fund produced a total return of 7.27% through tax-free dividends totaling $0.22 per share and a $0.03 increase in share price.** The Fund's 30-day current net yield on the last day of the period was 4.70%, which is the equivalent of a 6.81% taxable yield to an investor in the 31% tax bracket.+ Net assets in the Fund stood at $22.6 million at the end of the period.

Thank you for selecting the Blanchard Flexible Tax-Free Bond Fund to help you keep more of what you earn. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

 *Income may be subject to the federal alternative minimum tax and state and local taxes.

**Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 +The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.


Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Flexible Tax-Free Bond Fund for the fiscal year ended September 30, 1996.

  The Blanchard Flexible Tax-Free Bond Fund ("the Fund") began the fiscal year fully invested in a diverse number of high quality "essential service" revenue bonds and state general obligation bonds. As interest rates declined sharply during the last quarter of 1995, the Fund performed exceptionally well.

                             [GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX C]

                              THE YEAR IN REVIEW

  The beginning of 1996 saw interest rates rise unexpectedly as market participants anticipated stronger economic growth and inflation. Recognizing that this was an aberration given otherwise moderate economic growth and inflation, the Fund was restructured moderately with lower coupon issues to enhance investment results over the course of the year. This trend stayed in place for the first half of 1996 as long term Treasury yields traded in a narrow range primarily between 6.8% and 7.1%. Likewise, municipal yields were also range bound as rates on long term issues generally traded between 5.70% and 6%.

  Conditions improved for shareholders in the Fund's final fiscal quarter as interest rates generally eased as market participants finally witnessed a slowdown in retail sales and particularly in the rate of employment growth which had caused rates to rise during the early part of the year.

  We are pleased to report the Fund had excellent results in the final fiscal quarter with a 3.96% return versus 2.30% for the Lehman Brothers Current Municipal Bond Index. For the 12 months, the Fund returned 7.27% versus 6.04% for the Lehman Brothers Current Municipal Bond Index.

  Using its blended income investment strategy, your Blanchard Flexible Tax-Free Bond Fund earned a 4-star Morningstar rating for risk-adjusted performance for the three years ended 9/30/96 in its category of 1,013 municipal funds.*

  Additionally, your Blanchard Flexible Tax-Free Bond Fund was ranked #13 by Lipper Analytical Services out of 230 funds in its category of general municipal debt funds for total cumulative reinvested performance for the twelve month period ended 9/30/96.

  Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield, and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

  The Fund had excellent results in the final fiscal quarter with a 3.96% return versus 2.27% for the Lipper general muni fund average.+ For the 12 months, the Fund returned 7.27% versus 5.61% for the Lipper average.

                                  A LOOK AHEAD

  Looking ahead we expect the economy will slow modestly, eliminating the pressure for the Federal Reserve to raise interest rates. This should keep market interest rates around current levels or perhaps moderately lower for the next several quarters.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,

                           /s/ Kenneth J. McAlley

                           Kenneth J. McAlley
                           Executive Vice President
                           United States Trust Company of New York

                           Portfolio Manager of the Blanchard
                           Flexible Tax-Free Bond Fund



* Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/96. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's three-year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects Fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The Fund received 3 stars and 4 stars for the one- and three-year periods, respectively. It was rated among 1,745 and 1,013 municipal funds for the one- and three-year periods, respectively. Ten percent of the funds in the category receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. The rating shown does not reflect certain management fees which were waived during the period. If reflected, they may have impacted the rating.


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL                                                   CREDIT
   AMOUNT                                                    RATING*   VALUE
 ----------                                                  ------- ----------
 LONG-TERM MUNICIPALS--96.8%
 ---------------------------------------------------------
            ALASKA--8.4%
            ----------------------------------------------
 $1,000,000 Alaska State Housing Finance Corp., Refunding
            Revenue Bonds (Series A), 5.40%, 12/1/2013          A+   $  944,332
            ----------------------------------------------
  1,000,000 Valdez, AK, Marine Terminal, Revenue Refunding
            Bonds
            (Series B), 5.50% (BP Pipeline Inc.),
            10/1/2028                                          AA-      941,380
            ----------------------------------------------           ----------
             Total                                                    1,885,712
            ----------------------------------------------           ----------
            ARIZONA--4.2%
            ----------------------------------------------
  1,000,000 Salt River Project, AZ, Agricultural
            Improvement & Power District, (Series C),
            Revenue Refunding Bonds, 5.00%
            (Original Issue Yield: 5.239%), 1/1/2013            AA      942,542
            ----------------------------------------------           ----------
            CONNECTICUT--4.2%
            ----------------------------------------------
  1,000,000 Connecticut State HEFA, Revenue Bonds, 5.50%
            (Hartford Hospital)/(MBIA INS), 7/1/2026           AAA      953,536
            ----------------------------------------------           ----------
            FLORIDA--21.2%
            ----------------------------------------------
  1,000,000 Dade County, FL, Water & Sewer System, Revenue
            Bonds,
            5.50% (FGIC INS)/(Original Issue Yield:
            5.86%), 10/1/2025                                  AAA      969,028
            ----------------------------------------------
  1,000,000 Florida State Board of Education Capital
            Outlay,
            GO UT Bonds (Series A), 5.50%, 6/1/2026             AA      972,840
            ----------------------------------------------
  1,000,000 Florida State Municipal Power Agency,
            Refunding Revenue Bonds, 5.25% (St. Lucie
            County, FL)/(FGIC INS)/(Original
            Issue Yield: 5.85%), 10/1/2021                     AAA      929,116
            ----------------------------------------------
  1,000,000 Orlando & Orange County Expressway Authority,
            FL, Expressway Revenue Refunding Bonds-Senior
            Lien,
            5.25% (AMBAC INS)/(Original Issue Yield:
            5.64%), 7/1/2012                                   AAA      978,945
            ----------------------------------------------
  1,000,000 Orlando, FL, Utilities Commission, Water and
            Electricity Revenue Bonds (Series B), 5.25%
            (Original Issue Yield: 5.768%), 10/1/2023          AA-      933,150
            ----------------------------------------------           ----------
             Total                                                    4,783,079
            ----------------------------------------------           ----------
            ILLINOIS--4.1%
            ----------------------------------------------
  1,000,000 Cook County, IL, GO UT Refunding Bonds
            (Series B), 5.375% (MBIA INS)/(Original Issue
            Yield: 5.72%), 11/15/2018                          AAA      933,741
            ----------------------------------------------           ----------



BLANCHARD FLEXIBLE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ----------                                                 ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            MASSACHUSETTS--4.2%
            ---------------------------------------------
 $1,000,000 Massachusetts Bay Transit Authority, Revenue
            Bonds (Series B), 5.375% (AMBAC
            INS)/(Original Issue Yield: 5.878%), 3/1/2025     AAA   $   947,057
            ---------------------------------------------           -----------
            NEVADA--4.2%
            ---------------------------------------------
  1,000,000 Nevada State, GO LT Refunding Bonds, 5.30%
            (Colorado River Community)/(Original Issue
            Yield: 5.45%), 7/1/2024                            AA       936,560
            ---------------------------------------------           -----------
            NEW JERSEY--4.2%
            ---------------------------------------------
  1,000,000 New Jersey State Transportation Trust Fund
            Agency, Refunding Bonds (Series A), 5.25%
            (MBIA INS)/(Original Issue Yield: 5.80%),
            6/15/2014                                         AAA       958,747
            ---------------------------------------------           -----------
            NEW YORK--12.6%
            ---------------------------------------------
  1,000,000 New York State Local Government Assistance
            Corp., Refunding Revenue Bonds (Series B),
            5.50% (Original Issue Yield: 5.97%), 4/1/2021       A       953,484
            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Mortgage Revenue Refunding
            Bonds (Series A), 5.50% (Presbyterian
            Hospital)/(FHA and MBIA INSs)/
            (Original Issue Yield: 5.534%), 8/15/2024         AAA       956,052
            ---------------------------------------------
  1,000,000 Port Authority of New York and New Jersey,
            Revenue Bonds (104th Series), 5.20%
            (AMBAC INS)/(Original Issue Yield: 5.35%),
            7/15/2021                                         AAA       926,475
            ---------------------------------------------           -----------
             Total                                                    2,836,011
            ---------------------------------------------           -----------
            TEXAS--8.2%
            ---------------------------------------------
  1,000,000 San Antonio, TX, Electric & Gas, Revenue
            Refunding Bonds, 5.00% (Original Issue Yield:
            5.275%), 2/1/2014                                  AA       922,432
            ---------------------------------------------
  1,000,000 Texas State Turnpike Authority, Dallas
            Northway Revenue Bonds, 5.25% (President
            George Bush Turnpike)/(FGIC INS)/(Original
            Issue Yield: 5.55%), 1/1/2023                     AAA       939,012
            ---------------------------------------------           -----------
             Total                                                    1,861,444
            ---------------------------------------------           -----------
            UTAH--4.2%
            ---------------------------------------------
  1,000,000 Intermountain Power Agency, UT, Power Supply
            Revenue Refunding Bonds (Series A), 5.50%
            (Original Issue Yield: 5.736%), 7/1/2020          AA-       955,280
            ---------------------------------------------           -----------



BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                   CREDIT
 OR SHARES                                                  RATING*    VALUE
 ----------                                                 ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            WASHINGTON--12.8%
            ---------------------------------------------
 $1,000,000 Port of Seattle, WA, Revenue Bonds (Series
            A), 5.50% (FGIC INS)/(Original Issue Yield:
            5.90%), 9/1/2021                                  AAA   $   959,394
            ---------------------------------------------
  1,000,000 Seattle, WA, Drain & Wastewater Utilities
            Refunding Revenue Bonds, 5.25% (MBIA INS)/
            (Original Issue Yield: 5.375%), 12/1/2025         AAA       924,297
            ---------------------------------------------
  1,000,000 Washington State, GO UT Bonds (Series A),
            5.75% (Original Issue Yield: 6.25%), 9/1/2019      AA       993,648
            ---------------------------------------------           -----------
             Total                                                    2,877,339
            ---------------------------------------------           -----------
            WISCONSIN--4.3%
            ---------------------------------------------
  1,000,000 Wisconsin State Transportation, Revenue Bonds
            (Series B), 5.50% (Original Issue Yield:
            5.912%), 7/1/2022                                 AA-       967,824
            ---------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
             $21,297,491)                                            21,838,872
            ---------------------------------------------           -----------
 MUTUAL FUND SHARES--2.0%
 --------------------------------------------------------
    423,200 Dreyfus Tax Exempt Cash Management                          423,200
            ---------------------------------------------
     32,313 Nuveen Tax Exempt Money Market Fund                          32,313
            ---------------------------------------------           -----------
             TOTAL MUTUAL FUND SHARES (AT NET ASSET
             VALUE)                                                     455,513
            ---------------------------------------------           -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
             $21,753,004) (A)                                       $22,294,385
            ---------------------------------------------           -----------


  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $21,753,004. The net unrealized appreciation of investments on a federal tax basis amounts to $541,381 which is comprised of $607,006 appreciation and $65,625 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($22,570,134) at September 30, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance      HEFA--Health and Education
       Corporation                                  Facilities Authority
FGIC--Financial Guaranty Insurance Company    INS--Insured
FHA--Federal Housing Administration           LT--Limited Tax
GO--General Obligation                        MBIA--Municipal Bond Investors
                                                    Assurance
                                              UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
(identified and tax cost $21,753,004)            $22,294,385
------------------------------------------------
Income receivable                                    345,090
------------------------------------------------
Receivable for investments sold                      975,020
------------------------------------------------
Receivable for shares sold                            56,563
------------------------------------------------
Deferred expenses                                     34,288
------------------------------------------------ -----------
  Total assets                                    23,705,346
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       $978,478
------------------------------------
Payable for shares redeemed               48,462
------------------------------------
Income distribution payable               71,796
------------------------------------
Accrued expenses                          36,476
------------------------------------ -----------
Total liabilities                                  1,135,212
------------------------------------------------ -----------
NET ASSETS FOR 4,253,272 shares outstanding      $22,570,134
------------------------------------------------ -----------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $22,687,991
------------------------------------------------
Net unrealized appreciation of investments           541,381
------------------------------------------------
Accumulated net realized loss on investments        (639,759)
------------------------------------------------
Accumulated distributions in excess of net
investment income                                    (19,479)
------------------------------------------------ -----------
  Total Net Assets                               $22,570,134
------------------------------------------------ -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$22,570,134 / 4,253,272 shares outstanding             $5.31
------------------------------------------------ -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                   PERIOD ENDED  YEAR ENDED
                                                   SEPTEMBER 30, APRIL 30,
                                                       1996         1996
-------------------------------------------------- ------------- ----------
INVESTMENT INCOME:
--------------------------------------------------
Interest                                            $  558,441   $1,188,980
--------------------------------------------------  ----------   ----------
EXPENSES:
--------------------------------------------------
Management fee                                          71,788      162,655
--------------------------------------------------
Administrative personnel and services fee               31,438       31,841
--------------------------------------------------
Custodian fees                                           7,014       12,863
--------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                12,718       41,339
--------------------------------------------------
Directors'/Trustees' fees                                  757        6,292
--------------------------------------------------
Auditing fees                                           12,750       22,357
--------------------------------------------------
Legal fees                                               2,515       21,586
--------------------------------------------------
Portfolio accounting fees                               21,853       70,060
--------------------------------------------------
Distribution services fee                               23,929       54,218
--------------------------------------------------
Share registration costs                                 7,451       22,969
--------------------------------------------------
Printing and postage                                    11,160       33,214
--------------------------------------------------
Insurance premiums                                       2,730           83
--------------------------------------------------
Miscellaneous                                            8,389       20,434
--------------------------------------------------  ----------   ----------
  Total expenses                                       214,492      499,911
--------------------------------------------------
Waivers and Reimbursements--
--------------------------------------------------
 Waiver of management fee                              (71,788)    (162,655)
--------------------------------------------------
 Waiver of administrative personnel and services
 fee                                                   (22,290)      --
--------------------------------------------------
 Waiver of distribution services fee                   (23,929)     (54,218)
--------------------------------------------------
 Reimbursement of other operating expenses              --          (54,400)
--------------------------------------------------  ----------   ----------
  Total waivers and reimbursements                    (118,007)    (271,273)
--------------------------------------------------  ----------   ----------
    Net expenses                                        96,485      228,638
--------------------------------------------------  ----------   ----------
      Net investment income                            461,956      960,342
--------------------------------------------------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
--------------------------------------------------
Net realized gain on investments                        39,445      891,432
--------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                          594,290     (406,293)
--------------------------------------------------  ----------   ----------
  Net realized and unrealized gain on investments      633,735      485,139
--------------------------------------------------  ----------   ----------
    Change in net assets resulting from operations  $1,095,691   $1,445,481
--------------------------------------------------  ----------   ----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       PERIOD ENDED   YEAR ENDED APRIL 30,
                                       SEPTEMBER 30, ------------------------
                                           1996         1996         1995
-------------------------------------  ------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------
OPERATIONS--
-------------------------------------
Net investment income                   $   461,956  $   960,342  $ 1,032,434
-------------------------------------
Net realized gain (loss) on
investments                                  39,445      891,432   (1,143,934)
-------------------------------------
Net change in unrealized appreciation
(depreciation)                              594,290     (406,293)   1,890,650
-------------------------------------   -----------  -----------  -----------
  Change in net assets resulting from
  operations                              1,095,691    1,445,481    1,779,150
-------------------------------------   -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------
Distributions from net investment
income                                     (445,952)    (960,342)  (1,032,434)
-------------------------------------
Distributions in excess of net
investment income                           --            (8,706)     (12,875)
-------------------------------------   -----------  -----------  -----------
  Change in net assets resulting from
  distributions to shareholders            (445,952)    (969,048)  (1,045,309)
-------------------------------------   -----------  -----------  -----------
SHARE TRANSACTIONS--
-------------------------------------
Proceeds from sale of shares              6,936,750   26,287,368   12,962,463
-------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                      411,088      750,232      825,614
-------------------------------------
Cost of shares redeemed                  (8,149,963) (24,287,075) (18,293,415)
-------------------------------------   -----------  -----------  -----------
  Change in net assets resulting from
  share transactions                       (802,125)   2,750,525   (4,505,338)
-------------------------------------   -----------  -----------  -----------
    Change in net assets                   (152,386)   3,226,958   (3,771,497)
-------------------------------------
NET ASSETS:
-------------------------------------
Beginning of period                      22,722,520   19,495,562   23,267,059
-------------------------------------   -----------  -----------  -----------
End of period                           $22,570,134  $22,722,520  $19,495,562
-------------------------------------   -----------  -----------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      PERIOD ENDED   YEAR ENDED APRIL 30,
                                      SEPTEMBER 30, -------------------------
                                         1996(A)     1996     1995    1994(B)
------------------------------------  ------------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD       $5.16      $5.03    $4.77    $5.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
 Net investment income                      0.11       0.22     0.24     0.18
------------------------------------
 Net realized and unrealized gain           0.15       0.13     0.26    (0.20)
 (loss) on investments                   -------    -------  -------  -------
------------------------------------
Total from investment operations            0.26       0.35     0.50    (0.02)
------------------------------------     -------    -------  -------  -------
LESS DISTRIBUTIONS
------------------------------------
 Distributions from net investment
 income                                    (0.11)     (0.22)   (0.23)   (0.18)
------------------------------------
 Distributions in excess of net
 investment income (c)                       --         --     (0.01)     --
------------------------------------
 Distributions from net realized
 gain on investments                         --         --       --     (0.03)
------------------------------------     -------    -------  -------  -------
Total distributions                        (0.11)     (0.22)   (0.24)   (0.21)
------------------------------------     -------    -------  -------  -------
NET ASSET VALUE, END OF PERIOD             $5.31      $5.16    $5.03    $4.77
------------------------------------     -------    -------  -------  -------
TOTAL RETURN (D)                            5.02%      6.86%   10.74%   (0.48%)
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
 Expenses                                   1.01%*     1.05%    1.00%       0%*
------------------------------------
 Net investment income                      4.83%*     4.43%    4.87%    6.79%*
------------------------------------
 Expense waiver/reimbursement (e)           1.23%*     1.25%    1.17%    2.22%*
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
 Net assets, end of period (000
 omitted)                                $22,570    $22,723  $19,496  $23,267
------------------------------------
 Portfolio turnover                           25%       275%     170%     190%
------------------------------------


  * Computed on an annualized basis.

(a) The fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Represents period from August 12, 1993 (commencement of operations) to April 30, 1994.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Flexible Tax-Free Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund seeks to provide a high level of current interest income exempt from federal income tax, consistent with the preservation of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $639,759, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------
  for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.
  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                             YEAR ENDED
                                          PERIOD ENDED        APRIL 30,
                                          SEPTEMBER 30, ----------------------
                                              1996         1996        1995
----------------------------------------  ------------- ----------  ----------
Shares sold                                 1,341,280    5,015,985   2,686,852
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      78,775      142,764     171,998
----------------------------------------
Shares redeemed                            (1,571,250)  (4,631,991) (3,854,437)
----------------------------------------   ----------   ----------  ----------
  Net change resulting from share
  transactions                               (151,195)     526,758    (995,587)
----------------------------------------   ----------   ----------  ----------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

The manager became the Fund's manager on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's manager and received for its services an annual management fee equal to 0.75% of the Fund's average daily net assets. For the year ended April 30, 1996, the manager earned and waived fees as follows:


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

                                               AMOUNT OF
                                 AMOUNT OF FEE    FEE
MANAGER                             EARNED      WAIVED
-------------------------------  ------------- ---------
Sheffield Management Company       $132,013    $132,013
-------------------------------
Virtus Capital Management, Inc.     $30,642     $30,642
-------------------------------


The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from May 1, 1996 to September 30, 1996 the management fee was earned by Virtus Capital Management.

SUB-ADVISORY FEE--United States Trust Company of New York provides the Manager with sub-advisory services for which it receives a monthly fee at the annual rate of 0.20% of the Fund's average daily net assets. In addition, United States Trust Company of New York may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the manager. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.
FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to 0.25% of the Fund's average daily net assets.

For the year ended April 30, 1996, the distributor earned fees as follows:

                             AMOUNT OF FEE AMOUNT OF FEE
DISTRIBUTOR                     EARNED        WAIVED
---------------------------  ------------- -------------
Sheffield Investments, Inc.     $10,214       $10,214
---------------------------
Federated Securities Corp.      $44,044       $44,044
---------------------------


For the period from May 1, 1996 to September 30, 1996 the distribution fee was earned by Federated Securities Corp.


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                         AMOUNT OF FEE
TRANSFER AGENT                              EARNED
---------------------------------------  -------------
United States Trust Company of New York     $18,255
---------------------------------------
Federated Services Company                  $23,084
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the transfer agent fee was earned by Federated Services Company.

DIRECTORS'/TRUSTEES' FEES--Prior to the acquisition of Sheffield Management Company by Virtus Capital Management, Inc., the former independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. The net pension expense included in Directors'/Trustees' Fees in the Statement of Operations for the year ended for the Fund April 30, 1996 was $3,886.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the year ended April 30, 1996, the portfolio accountants earned fees as follows:

                              AMOUNT OF FEE
PORTFOLIO ACCOUNTANT             EARNED
----------------------------  -------------
Mutual Fund Services Company     $39,365
----------------------------
Federated Services Company       $30,695
----------------------------


For the period from May 1, 1996 to September 30, 1996, the portfolio accountant fee was earned by Federated Services Company.

CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.

For the year ended April 30, 1996, the custodians earned fees as follows:

                                         AMOUNT OF FEE
CUSTODIAN                                   EARNED
---------------------------------------  -------------
United States Trust Company of New York     $3,195
---------------------------------------
Signet Trust Company                        $9,668
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the custodian fee was earned by Signet Trust Company.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $89,448. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Fund's operations.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

-------------------
PURCHASES            $5,577,780
-------------------  ----------
SALES                $6,504,123
-------------------  ----------



INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD FLEXIBLE TAX-FREE BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Flexible Tax-Free Bond Fund as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the five-month period ended September 30, 1996 and the year ended April 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the two years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Flexible Tax-Free Bond Fund as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 15, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.

                                   Blanchard

                               Flexible Tax-Free
                                   Bond Fund


                                 Annual Report
                              September 30, 1996

                  Managed by: Virtus Capital Management, Inc.


                               Portfolio Adviser
                              United States Trust
                              Company of New York


                                  Blanchard
                               Flexible Tax-Free
                                   Bond Fund


The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corporation is the  distributor of the Fund.

(2194)
CUSIP 093212603
G01684-04 (11/96)

                                   Blanchard






PRESIDENT'S MESSAGE

November 15, 1996

Dear Shareholder:

I'm pleased to present your Annual Report for the Blanchard Short-Term Flexible Income Fund covering the 5-month period from May 1, 1996 through September 30, 1996. The report begins with commentary from OFFITBANK, the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and financial activity. Please note that the fiscal year-end of the Fund has been changed from April 30 to September 30.

On your behalf, the Fund pursues income through a professionally managed, diversified portfolio of U.S. and international corporate bonds and U.S. and international government bonds. During the 12-month period ended September 30, 1996, the Fund produced a total return of 6.75% through dividends totaling $0.17 per share and a $0.03 per share increase in share price.* Net assets in the Fund stood at $158 million at the end of the period.

Thank you for selecting the Blanchard Short-Term Flexible Income Fund to pursue your financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President

*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Dear Shareholder,

  Enclosed please find the Annual Report for your Blanchard Short-Term Flexible Income Fund for the fiscal year ended September 30, 1996.

                             [GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX D]

  Over the last twelve months ended September 30, 1996, short-term bond markets performed well for many investors who sought to outperform the returns offered by fixed-price money market funds and other cash investments, and were willing to accept some principal fluctuations.

  We are pleased to report that your Blanchard Short-Term Flexible Income Fund outperformed its benchmark by 125 basis points (1.25%) for the twelve months ended 9/30/96. During this twelve month period, your Blanchard Short-Term Flexible Income Fund delivered a total return of 6.75% vs. the Merrill Lynch Short-Term Government Corporate Index total return of 5.5%.

  Due in large measure to its blended/multi sector investment strategy, your Blanchard Short-Term Flexible Income Fund earned the highest 5-star Morningstar rating for risk adjusted performance for the three years ended 9/30/96 in its category of 948 fixed income funds.*



  Additionally, your Blanchard Short-Term Flexible Income Fund was ranked by Lipper Analytical Services #6 out of 100 funds in its category of short investment grade debt funds for total cumulative reinvested performance for the twelve month period ended 9/30/96.

  Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield, and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price. Additionally foreign investments entail special currency, credit, interest rate and political risks not associated with domestic investments.

  Here's how we employed the Fund's flexible, multi-sector investment strategy to provide you with solid monthly yields, and a positive total return for the past fiscal year.

                               THE YEAR IN REVIEW

  Even though economic growth was moderate, U.S. Treasury bond yields increased modestly during the past twelve months as tightening labor markets raised inflation concerns.
  Your Blanchard Short-Term Flexible Income Fund benefited from its conservative interest rate exposure and its ability to invest in a variety of market sectors. This multi-sector capability enabled us to pick up some very good returns from foreign and high-yield investments, in particular.

  By the end of the period, all of the Fund's foreign investments were sold as we were concerned that the outlook for European bond markets had become exceedingly optimistic.

  The Fund continued its commitment to high-yield bonds throughout the period. Defaults and credit losses continued to be inconsequential while a strong equity market and a high level of merger and acquisition activity positively impacted a number of high-yield issues.

                                 LOOKING AHEAD

  For the U.S. economy, we anticipate continued low inflation and moderate growth. We believe that the current yield levels in the U.S. bond market are compensatory so long as the current mix of prudent fiscal and monetary policies is maintained. However, at this time, we do not feel a very aggressive average maturity is warranted.

  We will continue to monitor closely the pro-growth proposals made in this year's election campaigns as well as prospects for stronger growth outside the U.S., both of which could put upward pressure on interest rates globally.


  The Fund's strategy can be summarized as follows:

  1) Most of the Fund's investments will be concentrated in the U.S., keeping average maturity moderate in the 2 to 3 year range.

  2) Increased exposure to high-yield securities as this sector continues to be supported by a positive credit environment and is likely to continue to outperform investment grade alternatives.

  As of 9/30/96, the Fund's portfolio allocation was as follows: 73% U.S. fixed income securities, 23% U.S. high-yield, and 4% U.S. cash equivalents. We maintain our commitment to high quality with an average portfolio quality of "A", and, as mentioned, continue to maintain a conservative stance with an average portfolio maturity of 2.47 years.

  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,

                           /s/ Jack D. Burks

                           Jack D. Burks
                           Managing Director of OFFITBANK

                           Portfolio Manager of the Blanchard
                           Short-Term Flexible Income Fund


*Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/96. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's three-year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects Fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The Fund received 5 stars for the one-and three-year periods, respectively. It was rated among 1,506 and 948 fixed income funds for the one-and three-year periods, respectively. Ten percent of the funds in a rating category receive 5 stars. The Fund's rating does not reflect certain management fees which were waived during the period. If reflected, they may have impacted the rating.


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--8.8%
 ---------------------------------------------------------------
             FINANCIAL SERVICES--3.0%
             ---------------------------------------------------
 $ 1,645,087 CMC Securities Corp. 1993-A, Series 1993-A, Class
             A2, 7.50%, 2/25/2023                                  $  1,645,597
             ---------------------------------------------------
   1,653,792 GE Capital MTG Services 1992-12A, Series 1992-12A,
             Class A4, 7.50%, 11/25/2018                              1,649,657
             ---------------------------------------------------
   1,226,562 Merrill Lynch Mtg. Investors 1990-I, Series 1990-I,
             Class A, 9.20%, 1/15/2011                                1,244,961
             ---------------------------------------------------
     189,802 The Money Store HEL Trust 1995-A1, Series 1995-A1,
             Class A1, 8.00%, 9/15/2005                                 189,476
             ---------------------------------------------------
                                                                   ------------
              Total                                                   4,729,691
             ---------------------------------------------------
                                                                   ------------
             GOVERNMENT/AGENCY--5.8%
             ---------------------------------------------------
   2,434,738 Resolution Trust Corp. 1991-M7, Series 1991-M7,
             Class A2, 8.15%, 1/25/2021                               2,441,969
             ---------------------------------------------------
   2,434,697 (a)Resolution Trust Corp. 1992-3, Series 1992-3,
             Class A2, 6.89%, 9/25/2019                               2,415,682
             ---------------------------------------------------
   1,615,304 (a)Resolution Trust Corp. 1992-3, Series 1992-3,
             Class A3, 6.96%, 5/25/2021                               1,596,631
             ---------------------------------------------------
   1,735,593 (a)Resolution Trust Corp. 1992-6, Series 1992-6,
               Class A4, 7.52%, 11/25/2025                            1,742,379
             ---------------------------------------------------
     984,114 Resolution Trust Corp. 1992-C1, Series 1992-C1,
             Class A1, 8.80%, 8/25/2023                                 990,423
             ---------------------------------------------------
                                                                   ------------
              Total                                                   9,187,084
             ---------------------------------------------------
                                                                   ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (IDENTIFIED COST $13,757,658)                          13,916,775
             ---------------------------------------------------
                                                                   ------------
 CORPORATE BONDS--22.2%
 ---------------------------------------------------------------
             AEROSPACE/DEFENSE--0.6%
             ---------------------------------------------------
     500,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                   498,750
             ---------------------------------------------------
     500,000 UNC, Inc., Sr. Note, 9.125%, 7/15/2003                     490,625
             ---------------------------------------------------
                                                                   ------------
              Total                                                     989,375
             ---------------------------------------------------
                                                                   ------------
             AIRLINES--0.1%
             ---------------------------------------------------
     200,000 USAir, Inc., 9.80%, 1/15/2000                              195,000
             ---------------------------------------------------
                                                                   ------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 --------------------------------------------------------------
             BASIC MATERIALS--0.7%
             --------------------------------------------------
             Owens-Illinois, Inc., Sr. Sub. Note, 10.25%,
 $   500,000 4/1/1999                                             $    509,375
             --------------------------------------------------
             Owens-Illinois, Inc., Sr. Sub. Note, 10.50%,
     500,000 6/15/2002                                                 523,750
             --------------------------------------------------
                                                                  ------------
              Total                                                  1,033,125
             --------------------------------------------------
                                                                  ------------
             CONTAINERS-PAPER/PLASTIC--1.1%
             --------------------------------------------------
             Container Corp. of America, Sr. Note, 11.25%,             532,500
     500,000 5/1/2004
             --------------------------------------------------
             Gaylord Container Corp., Sr. Note, 11.50%,                746,375
     700,000 5/15/2001
             --------------------------------------------------
     500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003            497,500
             --------------------------------------------------
                                                                  ------------
              Total                                                  1,776,375
             --------------------------------------------------
                                                                  ------------
             CHEMICALS--1.5%
             --------------------------------------------------
             Harris Chemical North America, Inc., Sr. Note             512,500
     500,000 10.25%, 7/15/2001
             --------------------------------------------------
     600,000 SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000            592,500
             --------------------------------------------------
     700,000 Uniroyal Chemical Corp., Sr. Note, 9.00%, 9/1/2000        717,500
             --------------------------------------------------
     500,000 Viridian, Inc., Note, 9.75%, 4/1/2003                     520,000
             --------------------------------------------------
                                                                  ------------
              Total                                                  2,342,500
             --------------------------------------------------
                                                                  ------------
             CONSUMER RELATED--2.1%
             --------------------------------------------------
   2,460,000 RJR Nabisco, Inc., Note, 8.75%, 7/15/2007               2,371,123
             --------------------------------------------------
             Revlon Consumer Products Corp., Note, 9.375%,           1,020,000
   1,000,000 4/1/2001
             --------------------------------------------------
                                                                  ------------
              Total                                                  3,391,123
             --------------------------------------------------
                                                                  ------------
             ENERGY & OIL RELATED--0.3%
             --------------------------------------------------
             Triton Energy Corp., Sr. Sub. Disc. Note, 0/9.75%,        507,500
     500,000 12/15/2000
             --------------------------------------------------
                                                                  ------------
             ENTERTAINMENT--2.0%
             --------------------------------------------------
             Caesars World, Inc., Sr. Sub. Note, 8.875%,             1,056,250
   1,000,000 8/15/2002
             --------------------------------------------------
             Harrah's Operations, Inc., Sr. Sub. Note, 8.75%,        1,016,250
   1,000,000 3/15/2000
             --------------------------------------------------
             Time Warner Entertainment Co. LP, Note, 9.625%,         1,107,754
   1,000,000 5/1/2002
             --------------------------------------------------
                                                                  ------------
              Total                                                  3,180,254
             --------------------------------------------------
                                                                  ------------
             FINANCE--0.2%
             --------------------------------------------------
     250,000 Penn Central Corp., Sub. Note, 10.625%, 4/15/2000         273,750
             --------------------------------------------------
                                                                  ------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             FINANCE-RETAIL--0.3%
             ---------------------------------------------------
             Scotsman Industries, Inc., Sr. Note, 9.50%,           $    510,000
 $   500,000 12/15/2000
             ---------------------------------------------------
                                                                   ------------
             FINANCIAL SERVICES--1.3%
             ---------------------------------------------------
     500,000 Navistar Financial 1995-A Owner Trust, Sr. Sub.            504,930
             Note, 8.875%, 11/15/1998
             ---------------------------------------------------
             Presidential Life Corp., Sr. Note, 9.50%,                  522,500
     500,000 12/15/2000
             ---------------------------------------------------
             Reliance Group Holdings, Inc., Sr. Note, 9.00%,          1,018,750
   1,000,000 11/15/2000
             ---------------------------------------------------
                                                                   ------------
              Total                                                   2,046,180
             ---------------------------------------------------
                                                                   ------------
             INDUSTRIAL RELATED--2.9%
             ---------------------------------------------------
     500,000 AAF-McQuay, Inc., Sr. Note, 8.875%, 2/15/2003              497,500
             ---------------------------------------------------
     850,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                   854,250
             ---------------------------------------------------
             Clark USA, Inc., Sr. Note, 11.00% accrual,                 716,250
   1,000,000 2/15/2000
             ---------------------------------------------------
             G-I Holdings, Inc., Sr. Disc. Note, 11.375%                434,375
     500,000 accrual, 10/1/1998
             ---------------------------------------------------
             John Q. Hammons Hotels, 1st Mtg. Bond, 8.875%,             481,875
     500,000 2/15/2004
             ---------------------------------------------------
             K-III Communications Corp., Sr. Secd. Note,                733,250
     700,000 10.625%, 5/1/2002
             ---------------------------------------------------
     500,000 Unisys Corp., Deb., 9.50%, 7/15/1998                       502,500
             ---------------------------------------------------
     300,000 Unisys Corp., Sr. Note, 10.625%, 10/1/1999                 305,250
             ---------------------------------------------------
                                                                   ------------
              Total                                                   4,525,250
             ---------------------------------------------------
                                                                   ------------
             OIL REFINING--1.6%
             ---------------------------------------------------
             Clark Refining & Marketing Inc., Sr. Note, 10.50%,         310,875
     300,000 12/1/2001
             ---------------------------------------------------
     500,000 PDV America, Sr. Note, 7.25%, 8/1/1998                     496,905
             ---------------------------------------------------
   2,000,000 USX Marathon Corp., 5.75%, 7/1/2001                      1,840,000
             ---------------------------------------------------
                                                                   ------------
              Total                                                   2,647,780
             ---------------------------------------------------
                                                                   ------------
             PAPER PRODUCTS--2.0%
             ---------------------------------------------------
     500,000 Fort Howard Corp., Sr. Note, 9.25%, 3/15/2001              515,000
             ---------------------------------------------------
     700,000 Repap New Brunswick Inc., 1st Priority Sr. Secd.           724,500
             Note, 9.875%, 7/15/2000
             ---------------------------------------------------
             Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,        708,750
     700,000 9.25%, 2/1/2002
             ---------------------------------------------------
     700,000 Stone Consolidated, Sr. Note, 10.25%, 12/15/2000           742,875
             ---------------------------------------------------
     250,000 Stone Container Corp., Sr. Note, 9.875%, 2/1/2001          251,250
             ---------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             PAPER PRODUCTS--CONTINUED
             ---------------------------------------------------
             Stone Container Corp., Sr. Sub. Note, 11.00%,         $    210,500
 $   200,000 8/15/1999
             ---------------------------------------------------
                                                                   ------------
              Total                                                   3,152,875
             ---------------------------------------------------
                                                                   ------------
             PRINTING & PUBLISHING--0.4%
             ---------------------------------------------------
     600,000 World Color Press, Sr. Sub. Note, 9.125%, 3/15/2003        597,000
             ---------------------------------------------------
                                                                   ------------
             RETAIL-FOOD--0.3%
             ---------------------------------------------------
     500,000 Pathmark Stores, Inc., Sr. Sub. Note, 9.625%,
             5/1/2003                                                   491,875
             ---------------------------------------------------
                                                                   ------------
             STEEL--0.3%
             ---------------------------------------------------
     500,000 Wheeling Pittsburgh Corp., Sr. Note, 9.375%,
             11/15/2003                                                 477,500
             ---------------------------------------------------
                                                                   ------------
             TELECOMMUNICATIONS--3.6%
             ---------------------------------------------------
   1,000,000 Cablevision Systems Corp., Sr. Sub. Deb., 10.75%,
             4/1/2004                                                 1,036,250
             ---------------------------------------------------
     750,000 Centennial Cellular Corp., Sr. Note, 8.875%,
             11/1/2001                                                  710,625
             ---------------------------------------------------
   1,000,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005          1,025,000
             ---------------------------------------------------
   1,000,000 Le Groupe Videotron Ltee, Sub. Deb. Conv., 10.625%,
             2/15/2005                                                1,087,500
             ---------------------------------------------------
   1,000,000 Lenfest Communications, Inc., Sr. Note, 8.375%,
             11/1/2005                                                  945,000
             ---------------------------------------------------
     868,800 SCI Television, Inc., Note, 8.50%, 6/30/1998               874,230
             ---------------------------------------------------
                                                                   ------------
              Total                                                   5,678,605
             ---------------------------------------------------
                                                                   ------------
             TEXTILE PRODUCTS--0.3%
             ---------------------------------------------------
     500,000 Dominion Textiles, Inc., Sr. Note, 8.875%,
             11/1/2003                                                  495,625
             ---------------------------------------------------
                                                                   ------------
             UTILITIES-ELECTRIC--0.6%
             ---------------------------------------------------
   1,000,000 Long Island Lighting Co., Deb., 7.30%, 7/15/1999           985,310
             ---------------------------------------------------
                                                                   ------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST
              $34,447,213)                                           35,297,002
             ---------------------------------------------------
                                                                   ------------
 CORPORATE NOTES--0.6%
 ---------------------------------------------------------------
             TELECOMMUNICATIONS--0.6%
             ---------------------------------------------------
   1,000,000 Rogers Cablesystems Ltd., Note, 9.625%, 8/1/2002
             (IDENTIFIED COST $1,007,843)                             1,012,500
             ---------------------------------------------------
                                                                   ------------
 U.S. TREASURY OBLIGATIONS--60.1%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--60.1%
             ---------------------------------------------------
  20,000,000 5.50%, 11/15/1998                                       19,743,720
             ---------------------------------------------------
  20,000,000 5.75%, 10/31/1997                                       19,987,500
             ---------------------------------------------------
  20,000,000 5.875%, 7/31/1997                                       20,031,220
             ---------------------------------------------------



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--CONTINUED
 --------------------------------------------------------------
             U.S. TREASURY NOTES--CONTINUED
             --------------------------------------------------
 $20,000,000 6.125%, 3/31/1998                                    $ 20,043,720
             --------------------------------------------------
  15,000,000 6.875%, 8/31/1999                                      15,234,375
             --------------------------------------------------
                                                                  ------------
              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
              $94,950,273)                                          95,040,535
             --------------------------------------------------
                                                                  ------------
 SHORT-TERM SECURITIES--3.2%
 --------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
             NOTES--3.2%
             --------------------------------------------------
   5,000,000 (b)6.01%, 10/18/1996 (at amortized cost)                4,987,557
             --------------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--3.8%
 --------------------------------------------------------------
   6,032,091 CS First Boston Corp., 5.60%, dated 9/30/1996, due
             10/1/1996
             (AT AMORTIZED COST)                                     6,032,091
             --------------------------------------------------
                                                                  ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $155,182,635)
              (D)                                                 $156,286,460
             --------------------------------------------------
                                                                  ------------


(a) Denotes variable rate securities which show current rate.

(b) Rate of discount at time of purchase.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $155,182,635. The net unrealized appreciation of investments on a federal tax basis amounts to $1,103,825 which is comprised of $1,321,920 appreciation and $218,095 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
     ($158,033,518) at September 30, 1996.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
(identified and tax cost $155,182,635)           $156,286,460
------------------------------------------------
Income receivable                                   2,765,657
------------------------------------------------
Receivable for shares sold                             92,832
------------------------------------------------
Deferred expenses                                      25,564
------------------------------------------------
                                                 ------------
  Total assets                                    159,170,513
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       $513,490
------------------------------------
Payable for shares redeemed              233,316
------------------------------------
Income distribution payable              122,012
------------------------------------
Accrued expenses                         268,177
------------------------------------ -----------
  Total liabilities                                 1,136,995
------------------------------------------------
                                                 ------------
NET ASSETS for 52,752,033 shares outstanding     $158,033,518
------------------------------------------------
                                                 ------------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $166,660,908
------------------------------------------------
Net unrealized appreciation of investments and
translation of assets and
liabilities in foreign currency                     1,104,455
------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                      (9,609,833)
------------------------------------------------
Accumulated distributions in excess of net
investment income                                    (122,012)
------------------------------------------------
                                                 ------------
  Total Net Assets                               $158,033,518
------------------------------------------------
                                                 ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$158,033,518 / 52,752,033 shares outstanding            $3.00
------------------------------------------------
                                                 ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                       PERIOD        YEAR
                                                        ENDED       ENDED
                                                    SEPTEMBER 30,  APRIL 30,
                                                        1996         1996
--------------------------------------------------  ------------- ----------
INVESTMENT INCOME:
--------------------------------------------------
Interest                                             $4,601,600   $3,899,852
--------------------------------------------------   ----------   ----------
EXPENSES:
--------------------------------------------------
Management fee                                          519,300      421,853
--------------------------------------------------
Administrative personnel and services fee                66,161       81,964
--------------------------------------------------
Custodian fees                                           18,740       31,735
--------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                244,207      128,084
--------------------------------------------------
Directors'/Trustees' fees                                --           12,766
--------------------------------------------------
Auditing fees                                            29,586       42,188
--------------------------------------------------
Legal fees                                                2,685       22,798
--------------------------------------------------
Portfolio accounting fees                                22,898       80,782
--------------------------------------------------
Distribution services fee                               173,100      140,612
--------------------------------------------------
Share registration costs                                  8,693       15,525
--------------------------------------------------
Printing and postage                                     38,409       40,111
--------------------------------------------------
Insurance premiums                                        1,482          126
--------------------------------------------------
Taxes                                                       704       --
--------------------------------------------------
Miscellaneous                                             8,259       17,247
--------------------------------------------------   ----------   ----------
  Total expenses                                      1,134,224    1,035,791
--------------------------------------------------
Waivers--
--------------------------------------------------
 Waiver of management fee                              (173,100)    (187,797)
--------------------------------------------------
 Waiver of distribution services fee                     --          (36,364)
--------------------------------------------------   ----------   ----------
  Total waivers                                        (173,100)    (224,161)
--------------------------------------------------   ----------   ----------
    Net expenses                                        961,124      811,630
--------------------------------------------------   ----------   ----------
      Net investment income                           3,640,476    3,088,222
--------------------------------------------------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
--------------------------------------------------
Net realized gain/(loss) on investments and
foreign currency transactions                           (42,344)     511,538
--------------------------------------------------
Net change in unrealized appreciation of
investments and translation of
assets and liabilities in foreign currency              526,658      767,013
--------------------------------------------------   ----------   ----------
  Net realized and unrealized gain on investments
  and foreign currency                                  484,314    1,278,551
--------------------------------------------------   ----------   ----------
    Change in net assets resulting from operations   $4,124,790   $4,366,773
--------------------------------------------------   ----------   ----------


(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       PERIOD ENDED     YEAR ENDED APRIL 30,
                                       SEPTEMBER 30,  -------------------------
                                           1996           1996         1995
-------------------------------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------
OPERATIONS--
-------------------------------------
Net investment income                  $  3,640,476   $  3,088,222  $ 1,502,880
-------------------------------------
Net realized gain (loss) on
investments and foreign currency
transactions ($87,710 net gain,
$493,015 net gain, and $247,141 net
loss, respectively, as computed
for federal tax purposes)                   (42,344)       511,538     (572,264)
-------------------------------------
Net change in unrealized appreciation
(depreciation) of investments and
translation of assets and liabilities
in foreign currency                         526,658        767,013      443,090
-------------------------------------
                                       ------------   ------------  -----------
  Change in net assets resulting from
  operations                              4,124,790      4,366,773    1,373,706
-------------------------------------  ------------   ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------
Distributions from net investment
income                                   (3,150,985)    (3,088,222)  (1,502,880)
-------------------------------------
Tax return of capital                      (529,561)            --           --
-------------------------------------
Distributions in excess of net
investment income                                --         (4,918)     (18,912)
-------------------------------------
                                       ------------   ------------  -----------
  Change in net assets resulting from
  distributions
  to shareholders                        (3,680,546)    (3,093,140)  (1,521,792)
-------------------------------------  ------------   ------------  -----------
SHARE TRANSACTIONS--
-------------------------------------
Proceeds from sale of shares             12,700,025     13,369,396   21,020,411
-------------------------------------
Proceeds from shares issued in
connection with the acquisition of
Blanchard Short-Term Global Income
Fund                                        --         174,188,041      --
-------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                    3,194,311      2,652,603    1,341,339
-------------------------------------
Cost of shares redeemed                 (36,071,531)   (37,161,711) (41,150,317)
-------------------------------------
                                       ------------   ------------  -----------
  Change in net assets resulting from
  share transactions                    (20,177,195)   153,048,329  (18,788,567)
-------------------------------------  ------------   ------------  -----------
    Change in net assets                (19,732,951)   154,321,962  (18,936,653)
-------------------------------------  ------------   ------------  -----------
NET ASSETS:
-------------------------------------
Beginning of period                     177,766,469     23,444,507   42,381,160
-------------------------------------  ------------   ------------  -----------
End of period                          $158,033,518   $177,766,469  $23,444,507
-------------------------------------
                                       ------------   ------------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          PERIOD ENDED          YEAR ENDED APRIL 30,
                          SEPTEMBER 30,   -----------------------------------------
                             1996(A)        1996        1995        1994    1993(B)
------------------------  -------------   --------     -------     -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 2.99        $ 2.94      $ 2.93      $ 3.00  $ 3.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income          0.07          0.22        0.15        0.17    0.00(f)
------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions                   0.01         --             --       (0.06)   0.00(f)
------------------------
Total from investment
 operations                     0.08          0.22        0.15        0.11    0.00(f)
------------------------    --------      --------     -------     -------  ------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income             (0.06)        (0.17)      (0.14)      (0.17)   0.00(f)
------------------------
 Distributions in excess
 of net investment
 income (c)                    (0.00)(f)     (0.00)(f)    0.00 (f)   --       --
------------------------
 Tax return of capital         (0.01)        --          --          --       --
------------------------
 Distributions from net
 realized gain on
 investments and foreign
 currency                      --            --          --          (0.01)   0.00(f)
------------------------    --------      --------     -------     -------  ------
Total distributions            (0.07)        (0.17)      (0.14)      (0.18)   0.00(f)
------------------------    --------      --------     -------     -------  ------
NET ASSET VALUE, END OF
PERIOD                        $ 3.00        $ 2.99      $ 2.94      $ 2.93  $ 3.00
------------------------    --------      --------     -------     -------  ------
TOTAL RETURN (D)                2.61%         7.47%       5.34%       3.72%   0.15%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                       1.39%*        1.44%       1.38%       0.63%   3.03%*
------------------------
 Net investment income          5.26%*        5.49%       4.80%       5.64%   3.89%*
------------------------
 Expense waiver/
 reimbursement (e)              0.25%*        0.40%       0.75%       1.42%   --
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)       $158,034      $177,766     $23,445     $42,381  $2,000
------------------------
 Portfolio turnover               21%          291%         84%        212%     36%
------------------------


* Computed on an annualized basis.

(a) The fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Reflects operations for the period from April 16, 1993 (commencement of operations) to April 30, 1993.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Less than one cent per share.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Short-Term Flexible Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund seeks to provide high current income while seeking opportunities for capital appreciation.

On February 12, 1996, the fund acquired all the net assets of Blanchard Short-Term Global Income Fund pursuant to a plan of reorganization approved by Blanchard Short-Term Global Income Fund's shareholders on February 9, 1996. The acquisition was accomplished by a tax-free exchange of 102,463,593 shares of the Blanchard Short-Term Global Income Fund for 57,869,781 shares of the Fund valued at $174,188,041. Blanchard Short-Term Global Income Fund's net assets at that date ($174,188,041) included $2,707,873 of unrealized appreciation. Immediately following the acquisition the Fund had net assets of $193,217,808.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.
  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for a tax return of capital and foreign currency transactions. The following reclassifications have been made to the financial statements as of September 30, 1996.

                       INCREASE (DECREASE)
  --------------------------------------------------------------
                                             ACCUMULATED
                    ACCUMULATED NET   DISTRIBUTIONS IN EXCESS OF
 PAID-IN CAPITAL   REALIZED GAIN/LOSS   NET INVESTMENT INCOME
 ---------------   ------------------ --------------------------
     ($452,144)         $92,395                $359,749


  Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  The Fund acquired a capital loss carryforward of $9,885,574, which will expire 2003, from Blanchard Short-Term Global Income Fund as a result of the merger on February 12, 1996.

  At September 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $9,609,833, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR   EXPIRATION AMOUNT
 ---------------   -----------------
        2003          $9,609,833


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchases contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the year ended September 30, 1996, the Fund had no outstanding foreign currency commitments.
  OPTIONS CONTRACTS--The Fund purchases over-the-counter put options on U.S. government securities to hedge fluctuations in the market value of certain portfolio securities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities. For the year ended September 30, 1996, the Fund had no outstanding option contracts.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April
  30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                       PERIOD ENDED    YEAR ENDED APRIL 30,
                                       SEPTEMBER 30, ------------------------
                                           1996         1996         1995
-------------------------------------  ------------- -----------  -----------
Shares sold                               4,248,564    4,477,310    7,207,260
-------------------------------------
Shares issued in connection with the
acquisition of Blanchard Short-Term
Global Income Fund                          --        57,869,781      --
-------------------------------------
Shares issued to shareholders in
payment of distributions declared         1,070,524      888,044      460,620
-------------------------------------
Shares redeemed                         (12,096,346) (11,691,202) (14,143,317)
-------------------------------------
                                        -----------  -----------  -----------
  Net change resulting from share
  transactions                           (6,777,258)  51,543,933   (6,475,437)
-------------------------------------   -----------  -----------  -----------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc. the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

The Manager became the Fund's manager on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's manager and received for its services an annual management fee equal to 0.75% of the Fund's average daily net assets.

For the year ended April 30, 1996, the managers earned fees as follows:

                                 AMOUNT OF  AMOUNT OF
MANAGER                          FEE EARNED FEE WAIVED
-------------------------------  ---------- ----------
Virtus Capital Management, Inc.   $389,107   $164,247
-------------------------------
Sheffield Management Company      $ 32,746   $ 23,550
-------------------------------


The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from May 1, 1996 to September 30, 1996 the management fee was earned by Virtus Capital Management, Inc.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
SUB-ADVISORY FEE--OFFITBANK provides the manager with sub-advisory services for which it receives a fee from the Manager equal to 0.25% of the Fund's average daily net assets. In addition, OFFITBANK may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to
0.25 of 1% of the Fund's average daily net assets. For the year ended April 30, 1996, the distributors earned and waived fees as follows:

                             AMOUNT OF  AMOUNT OF
DISTRIBUTOR                  FEE EARNED FEE WAIVED
---------------------------  ---------- ----------
Sheffield Investments, Inc.   $ 10,915   $     0
---------------------------
Federated Securities Corp.    $129,697   $36,364
---------------------------


For the period from May 1, 1996 to September 20, 1996, the distribution services fee was earned by FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee. For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                         AMOUNT OF
TRANSFER AGENT                           FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $ 25,716
---------------------------------------
Federated Services Company                $102,368
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the transfer agent fee was earned by FServ.



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------
DIRECTORS'/TRUSTEES' FEES--Prior to the acquisition of Sheffield Management Company by Virtus Capital Management, Inc., the former independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. The net pension expense included in Directors'/Trustees' Fees in the Statement of Operations for the year ended April 30, 1996 was $5,828.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee. For the year ended April 30, 1996, the portfolio accountants earned fees as follows:

                               AMOUNT OF
PORTFOLIO ACCOUNTANT           FEE EARNED
-----------------------------  ----------
Mutual Funds Services Company   $38,524
-----------------------------
Federated Services Company      $42,258
-----------------------------


For the period from May 1, 1996 to September 30, 1996, the portfolio accounting fee was earned by FServ.

CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee. For the year ended April 30, 1996, the custodians earned fees as follows:

                                         AMOUNT OF
CUSTODIAN                                FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $ 9,142
---------------------------------------
Signet Trust Company                      $22,593
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the custodian fee was earned by Signet Trust Company.

ORGANIZATIONAL EXPENSES--The Fund's Manager paid the organizational expenses of the Fund incurred prior to the public offering of its shares amounting to $80,724. The Fund reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Fund's operations.



GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

-------------------
PURCHASES            $64,662,141
-------------------  -----------
SALES                $23,422,482
-------------------  -----------




INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Short-Term Flexible Income Fund as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the five-month period ended September 30, 1996 and the year ended April 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the three years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Short-Term Flexible Income Fund as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 15, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.

                                   Blanchard

                                  Short-Term
                                Flexible Income
                                     Fund*

                             *formerly Blanchard
                             Short-Term Bond Fund


                                 Annual Report
                              September 30, 1996

                  Managed by: Virtus Capital Management, Inc.


                               Portfolio Adviser
                                   OFFITBANK


                                  Blanchard
                                  Short-Term
                                Flexible Income
                                     Fund*

The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corporation is the distributor of the Fund.

(2194)
CUSIP 093212405
G01684-03 (11/96)






PRESIDENT'S MESSAGE

November 15, 1996

Dear Shareholder:

I'm pleased to present your Annual Report for the Blanchard Global Growth Fund covering the 5-month period from May 1, 1996 through September 30, 1996. The report begins with commentary from Mellon Capital Management, the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and financial activity. Please note that the fiscal year-end of the Fund has been changed from April 30 to September 30.

On your behalf, the Fund pursues a high level of growth around the world. The Fund's professionally managed portfolio may include U.S. and foreign stocks and bonds as well as precious metals securities.

During the 12-month period ended September 30, 1996, the Fund produced a strong total return of 13.13% through share price growth totaling $1.28 per share and dividends totaling $0.08 per share.* Assets in the Fund stood at $67.9 million at the end of the period.

Thank you for selecting the Blanchard Global Growth Fund to pursue your long-term financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                [LOGO]
                                Edward C. Gonzales
                                President


*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





[GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX B]


Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Global Growth Fund for the fiscal year ended September 30, 1996.
  Mellon Capital Management Corporation (MCM) became sub-advisor for the Blanchard Global Growth Fund on May 24, 1996. MCM shifted fund strategy from an emphasis on individual stock selection to an emphasis on asset allocation. MCM regularly measures expected returns and expected risk in global stock, bond and cash markets and uses this information to over-weight countries which offer large risk-adjusted expected returns and underweight countries which offer small risk-adjusted expected returns. MCM gains exposure to a broad index within each country by a combination of physical securities holdings and futures contracts.

  Futures contracts can be an attractive means of gaining exposure internationally because they help to increase the liquidity of the Fund, typically minimize transaction costs and often allow investors to minimize unfavorable tax treatment in foreign countries. However, futures contracts are not used to take leveraged positions as the Blanchard Global Growth Fund holds cash instruments equal to the notional value of futures contracts in the portfolio.


  The Blanchard Global Growth Fund had a total return (price change plus reinvestment of distributions) of -0.17% for the quarter ended September 30, 1996. By comparison, the Morgan Stanley World Index (MSCI World) rose 1.33% and Salomon Brothers World Government Bond Index (WGBI)* rose 2.73% for the same period. For the period covering May 28, 1996 through September 30, 1996, the Fund returned 0.60% whereas the MSCI World Index had a 2.25% return and Salomon Brothers WGBI had an estimated return of 3.54%.

  The third quarter was characterized primarily by world equity markets hugging fair value in expected terms. The two main exceptions to this comment are Japan, where equities appeared to be at historically cheap levels, and Germany, where equities appeared to be at slightly better than average levels. With risk-adjusted expected returns in Japan and Germany at attractive levels, MCM overweighted equities in both countries. During the period, Japanese equities performed poorly. However, we have not seen significant reductions in consensus expected earnings so we maintain the position. German equities, on the other hand, performed reasonably well but may still offer better than average risk-adjusted expected returns so we maintain the overweight here as well.

  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,

                           [LOGO]
                           Thomas B. Hazuka, Ph.D.
                           Chief Investment Officer
                           Mellon Capital Management Corporation

                           Portfolio Manager of the
                           Blanchard Global Growth Fund


*This index is unmanaged. Investments cannot be made in an index.


BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------ -----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--26.8%
 ------------------------------------------------
        AUSTRALIA--0.5%
        -----------------------------------------
        METALS & MINING--0.3%
        -----------------------------------------
 30,435 Western Mining Corporation Holdings, Ltd.   $   195,881
        -----------------------------------------   -----------
        PRINTING & PUBLISHING--0.2%
        -----------------------------------------
 29,194 News Corporation, Ltd., Pfd.                    125,262
        -----------------------------------------   -----------
        TOTAL AUSTRALIA                                 321,143
        -----------------------------------------   -----------
        FRANCE--1.4%
        -----------------------------------------
        ELECTRONICS & ELECTRICAL--0.1%
        -----------------------------------------
    600 Legrand                                         101,984
        -----------------------------------------   -----------
        FINANCIAL SERVICES--0.4%
        -----------------------------------------
  2,500 AXA                                             149,743
        -----------------------------------------
  1,300 Societe Generale, Paris                         143,703
        -----------------------------------------   -----------
        Total                                           293,446
        -----------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        -----------------------------------------
  1,000 Primagaz Cie                                    105,121
        -----------------------------------------   -----------
        OIL--0.4%
        -----------------------------------------
  3,263 Total SA-B                                      256,782
        -----------------------------------------   -----------
        TEXTILE & APPAREL--0.3%
        -----------------------------------------
  1,122 Castorama Dubois Investisse                     203,309
        -----------------------------------------   -----------
        TOTAL FRANCE                                    960,642
        -----------------------------------------   -----------
        GERMANY--3.7%
        -----------------------------------------
        AIRLINES--0.1%
        -----------------------------------------
    250 Deutsche Lufthansa AG                            35,611
        -----------------------------------------   -----------
        AUTOMOTIVE & RELATED--0.4%
        -----------------------------------------
  3,000 Daimler Benz AG                                 164,844
        -----------------------------------------
    200 Volkswagen AG                                    74,530
        -----------------------------------------   -----------
        Total                                           239,374
        -----------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                        VALUE
                                                       IN U.S.
 SHARES                                                DOLLARS
 ------ ------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -------------------------------------------------
        GERMANY--CONTINUED
        ------------------------------------------
        BANKING--0.5%
        ------------------------------------------
 2,250  Bayerische Hypotheken-Und Wechsel-Bank AG    $    64,174
        ------------------------------------------
 1,950  Bayerische Vereinsbank AG, Munich                 67,686
        ------------------------------------------
 2,700  Deutsche Bank, AG                                127,140
        ------------------------------------------
 3,150  Dresdner Bank AG, Frankfurt                       82,995
        ------------------------------------------   -----------
        Total                                            341,995
        ------------------------------------------   -----------
        CAPITAL GOODS--0.1%
        ------------------------------------------
   200  Thyssen AG                                        36,977
        ------------------------------------------   -----------
        CHEMICALS & RELATED--0.2%
        ------------------------------------------
 4,500  Bayer AG                                         165,040
        ------------------------------------------   -----------
        ELECTRICAL EQUIPMENT--0.4%
        ------------------------------------------
 5,650  Siemens AG                                       297,727
        ------------------------------------------   -----------
        INSURANCE--0.6%
        ------------------------------------------
   150  Allianz AG Holding                               264,654
        ------------------------------------------
    50  Muenchener Rueckversicherungs-Gesellschaft       113,301
        ------------------------------------------   -----------
        Total                                            377,955
        ------------------------------------------   -----------
        MACHINERY--0.2%
        ------------------------------------------
   380  Mannesmann AG                                    142,354
        ------------------------------------------   -----------
        MEDICAL PRODUCTS & RELATED--0.4%
        ------------------------------------------
 1,350  Fresenius Vorzugsaktien                          249,329
        ------------------------------------------   -----------
        MULTI-INDUSTRY--0.1%
        ------------------------------------------
   218  Viag AG                                           83,594
        ------------------------------------------   -----------
        OIL & RELATED--0.3%
        ------------------------------------------
 5,000  BASF AG                                          157,181
        ------------------------------------------
 2,050  RWE AG                                            77,333
        ------------------------------------------   -----------
        Total                                            234,514
        ------------------------------------------   -----------
        PHARMACEUTICALS--0.1%
        ------------------------------------------
 1,500  Merck KGAA                                        54,129
        ------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                      IN U.S.
 SHARES                                                               DOLLARS
 ------- --------------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------------------
         GERMANY--CONTINUED
         --------------------------------------------------------
         TECHNOLOGY--0.1%
         --------------------------------------------------------
         Systeme, Anwendungen, Produkte in der Datevnerarbeitung,   $    41,997
     250 Pfd.
         --------------------------------------------------------
     350 Systeme, Anwendungen, Produkte in der Datevnerarbeitung         57,879
         --------------------------------------------------------   -----------
         Total                                                           99,876
         --------------------------------------------------------   -----------
         UTILITIES--0.2%
         --------------------------------------------------------
   2,750 Veba AG                                                        143,903
         --------------------------------------------------------   -----------
         TOTAL GERMANY                                                2,502,378
         --------------------------------------------------------   -----------
         HONG KONG--1.4%
         --------------------------------------------------------
         CONSTRUCTION--0.1%
         --------------------------------------------------------
  35,000 New World Infrastructure                                        82,827
         --------------------------------------------------------   -----------
         FINANCIAL SERVICES--0.6%
         --------------------------------------------------------
 135,000 First Pacific Co., Ltd.                                        204,255
         --------------------------------------------------------
  10,409 HSBC Holdings PLC                                              193,158
         --------------------------------------------------------   -----------
         Total                                                          397,413
         --------------------------------------------------------   -----------
         REAL ESTATE--0.6%
         --------------------------------------------------------
  17,000 Cheung Kong                                                    130,803
         --------------------------------------------------------
  23,000 Sun Hung Kai Properties                                        244,633
         --------------------------------------------------------   -----------
         Total                                                          375,436
         --------------------------------------------------------   -----------
         RETAIL--0.1%
         --------------------------------------------------------
 115,000 Giordano International, Ltd.                                   101,125
         --------------------------------------------------------   -----------
         TOTAL HONG KONG                                                956,801
         --------------------------------------------------------   -----------
         IRELAND--0.4%
         --------------------------------------------------------
         BANKING--0.2%
         --------------------------------------------------------
  15,915 Bank of Ireland PLC                                            125,798
         --------------------------------------------------------   -----------
         HOUSING & CONSTRUCTION--0.2%
         --------------------------------------------------------
  14,257 CRH PLC                                                        145,680
         --------------------------------------------------------   -----------
         TOTAL IRELAND                                                  271,478
         --------------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
                                                          IN U.S.
 SHARES                                                   DOLLARS
 ------ ---------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------
        ITALY--0.4%
        ---------------------------------------------
        AUTOMOTIVE & RELATED--0.1%
        ---------------------------------------------
 34,100 Fiat SPA                                        $    95,814
        ---------------------------------------------   -----------
        TELECOMMUNICATIONS--0.3%
        ---------------------------------------------
 91,000 Telecom Italia Mobile                               201,924
        ---------------------------------------------   -----------
        TOTAL ITALY                                         297,738
        ---------------------------------------------   -----------
        JAPAN--12.5%
        ---------------------------------------------
        AUTOMOTIVE & RELATED--0.8%
        ---------------------------------------------
  3,000 Honda Motor Co.                                      75,269
        ---------------------------------------------
 18,000 Toyota Motor Credit Corp.                           459,677
        ---------------------------------------------   -----------
        Total                                               534,946
        ---------------------------------------------   -----------
        BANKING--2.5%
        ---------------------------------------------
 10,000 Asahi Bank, Ltd.                                    113,799
        ---------------------------------------------
 19,000 Bank of Tokyo-Mitsubishi, Ltd.                      413,710
        ---------------------------------------------
 13,000 Fuji Bank, Ltd., Tokyo                              253,943
        ---------------------------------------------
 11,000 Industrial Bank of Japan, Ltd., Tokyo               245,430
        ---------------------------------------------
    880 Industrial Bank of Japan, Ltd., Tokyo, Rights        10,172
        ---------------------------------------------
  6,000 Mitsubishi Trust & Banking Corp., Tokyo              91,935
        ---------------------------------------------
  4,000 Mitsui Trust & Banking                               42,294
        ---------------------------------------------
 17,000 Sakura Bank Ltd., Tokyo                             169,086
        ---------------------------------------------
 14,000 Sumitomo Bank, Ltd., Osaka                          258,423
        ---------------------------------------------
  9,000 Tokai Bank, Ltd., Nagoya                            111,290
        ---------------------------------------------   -----------
        Total                                             1,710,082
        ---------------------------------------------   -----------
        BASIC INDUSTRY--0.1%
        ---------------------------------------------
  4,000 Takara Standard Co.                                  39,068
        ---------------------------------------------   -----------
        CAPITAL GOODS--0.2%
        ---------------------------------------------
 14,000 Asahi Glass Co.                                     154,301
        ---------------------------------------------   -----------
        CHEMICALS & RELATED--0.6%
        ---------------------------------------------
 28,000 Daicel Chemical Industries                          148,029
        ---------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------- ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
         JAPAN--CONTINUED
         ----------------------------------------
         CHEMICALS AND RELATED--CONTINUED
         ----------------------------------------
  12,000 Sekisui Chemical Co.                       $   141,935
         ----------------------------------------
  20,000 Sumitomo Bakelite Co., Ltd.                    136,918
         ----------------------------------------   -----------
         Total                                          426,882
         ----------------------------------------   -----------
         CONSUMER & RELATED--0.1%
         ----------------------------------------
   2,000 Fuji Photo Film                                 60,753
         ----------------------------------------   -----------
         ELECTRONICS & ELECTRICAL EQUIPMENT--1.8%
         ----------------------------------------
   7,000 Canon Sales Co., Inc.                          190,054
         ----------------------------------------
   9,000 Canon, Inc.                                    176,613
         ----------------------------------------
  23,000 Hitachi, Ltd.                                  222,581
         ----------------------------------------
  15,000 Minebea Co.                                    132,930
         ----------------------------------------
       3 NTT Data Communications Systems Co.             93,011
         ----------------------------------------
   2,000 Rohm Co.                                       125,986
         ----------------------------------------
   6,000 Sharp Corp.                                     99,462
         ----------------------------------------
   1,000 Sony Corp.                                      62,993
         ----------------------------------------
   9,000 Yamatake-Honeywell                             150,000
         ----------------------------------------   -----------
          Total                                       1,253,630
         ----------------------------------------   -----------
         FINANCIAL SERVICES--0.8%
         ----------------------------------------
   4,000 Daiwa Securities                                45,878
         ----------------------------------------
 134,000 Nikkei 300 Stock Index List Fund               371,021
         ----------------------------------------
   7,000 Nomura Securities Co. Ltd.                     128,584
         ----------------------------------------
   3,000 Yamaichi Securities Co.                         18,414
         ----------------------------------------   -----------
          Total                                         563,897
         ----------------------------------------   -----------
         FOOD & BEVERAGE--0.1%
         ----------------------------------------
   4,000 House Foods Corp.                               70,609
         ----------------------------------------   -----------
         HOUSING & CONSTRUCTION--0.1%
         ----------------------------------------
  13,000 Taisei Corp.                                    84,220
         ----------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        JAPAN--CONTINUED
        ----------------------------------
        INDUSTRIAL & RELATED--0.9%
        ----------------------------------
 10,000 Matsushita Electric Industrial Co.   $   167,563
        ----------------------------------
 34,000 Mitsubishi Heavy Industries, Ltd.        276,326
        ----------------------------------
 58,000 NKK Corp.                                148,638
        ----------------------------------   -----------
         Total                                   592,527
        ----------------------------------   -----------
        INSURANCE--0.3%
        ----------------------------------
 28,000 Sumitomo Marine & Fire                   220,287
        ----------------------------------   -----------
        MACHINERY--0.5%
        ----------------------------------
 16,000 Komatsu, Ltd.                            138,495
        ----------------------------------
  6,000 Mori Seiki Co.                            92,473
        ----------------------------------
  9,000 Takuma Co., Ltd.                         115,323
        ----------------------------------   -----------
         Total                                   346,291
        ----------------------------------   -----------
        MULTI-INDUSTRY--0.1%
        ----------------------------------
 15,000 Itochu Corp.                              95,027
        ----------------------------------   -----------
        OIL & RELATED--0.1%
        ----------------------------------
 10,000 Mitsubishi Oil Co.                        76,165
        ----------------------------------   -----------
        PHARMACEUTICALS--0.4%
        ----------------------------------
  6,000 Chugai Pharmaceutical Co.                 57,527
        ----------------------------------
  4,000 Kaken Pharmaceutical                      29,713
        ----------------------------------
  3,000 Sankyo Co.                                76,613
        ----------------------------------
  4,000 Shionogi and Co.                          33,082
        ----------------------------------
  3,000 Yamanouchi Pharmaceutical                 63,441
        ----------------------------------   -----------
         Total                                   260,376
        ----------------------------------   -----------
        REAL ESTATE--0.5%
        ----------------------------------
 14,000 Mitsubishi Estate Co., Ltd.              191,935
        ----------------------------------
 11,000 Sekisui House, Ltd.                      120,251
        ----------------------------------   -----------
         Total                                   312,186
        ----------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        JAPAN--CONTINUED
        ----------------------------------
        RETAIL--0.7%
        ----------------------------------
  7,000 Credit Saison Co., Ltd.              $   167,473
        ----------------------------------
 11,000 Hankyu Department Stores, Inc.           137,007
        ----------------------------------
  2,000 Ito Yokado Co.                           113,441
        ----------------------------------
  6,000 Shiseido Co.                              72,043
        ----------------------------------   -----------
         Total                                   489,964
        ----------------------------------   -----------
        SERVICES--0.2%
        ----------------------------------
 22,000 Marubeni Corp.                           114,337
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.2%
        ----------------------------------
     13 DDI Corp.                                104,955
        ----------------------------------   -----------
        TEXTILE & APPAREL--0.5%
        ----------------------------------
 17,000 Nisshinbo Industries                     155,376
        ----------------------------------
 11,000 Onward Kashiyama Co., Ltd.               153,763
        ----------------------------------   -----------
         Total                                   309,139
        ----------------------------------   -----------
        TRANSPORTATION--0.6%
        ----------------------------------
 40,000 Kawasaki Kisen Kaisha, Ltd.              115,771
        ----------------------------------
 46,000 Kinki Nippon Railway                     318,620
        ----------------------------------   -----------
         Total                                   434,391
        ----------------------------------   -----------
        UTILITIES & RELATED--0.4%
        ----------------------------------
 11,000 Tokyo Electric Power                     266,129
        ----------------------------------   -----------
         TOTAL JAPAN                           8,520,162
        ----------------------------------   -----------
        NETHERLANDS--1.5%
        ----------------------------------
        CONSUMER & RELATED--0.3%
        ----------------------------------
  1,000 Heineken N.V.                            182,460
        ----------------------------------   -----------
        ELECTRONICS & ELECTRICAL--0.2%
        ----------------------------------
  4,375 Philips Electronics N.V.                 157,865
        ----------------------------------   -----------
        FOOD & BEVERAGE--0.4%
        ----------------------------------
  2,200 Nutricia Vereenigde Bedrijven N.V.       290,302
        ----------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                              VALUE
                                             IN U.S.
 SHARES                                      DOLLARS
 ------ --------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------
        NETHERLANDS--CONTINUED
        --------------------------------
        INSURANCE--0.3%
        --------------------------------
  3,772 Aegon N.V.                         $   186,100
        --------------------------------   -----------
        RETAIL--0.3%
        --------------------------------
  4,131 Ahold N.V.                             233,721
        --------------------------------   -----------
         TOTAL NETHERLANDS                   1,050,448
        --------------------------------   -----------
        SPAIN--0.2%
        --------------------------------
        REAL ESTATE--0.2%
        --------------------------------
  6,000 Vallehermosa SA                        116,049
        --------------------------------   -----------
        SWEDEN--0.6%
        --------------------------------
        HOUSING & CONSTRUCTION--0.2%
        --------------------------------
  7,000 Svedala Industri                       121,478
        --------------------------------   -----------
        INSURANCE--0.2%
        --------------------------------
  2,600 Scania AB, Class A                      70,427
        --------------------------------
  2,600 Scania AB, Class B                      70,623
        --------------------------------   -----------
         Total                                 141,050
        --------------------------------   -----------
        PHARMACEUTICALS--0.2%
        --------------------------------
  3,300 Astra AB, Class A                      139,436
        --------------------------------   -----------
         TOTAL SWEDEN                          401,964
        --------------------------------   -----------
        SWITZERLAND--0.5%
        --------------------------------
        MACHINE TOOLS--0.2%
        --------------------------------
     95 ABB AG                                 116,101
        --------------------------------   -----------
        MEDICAL PRODUCTS & RELATED--0.3%
        --------------------------------
     30 Roche Holding AG                       220,722
        --------------------------------   -----------
         TOTAL SWITZERLAND                     336,823
        --------------------------------   -----------
        UNITED KINGDOM--3.7%
        --------------------------------
        AEROSPACE--0.3%
        --------------------------------
 14,249 British Aerospace PLC                  235,625
        --------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES OR                                                            VALUE
 PRINCIPAL                                                           IN U.S.
  AMOUNT                                                             DOLLARS
 --------- -----------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
           UNITED KINGDOM--CONTINUED
           -----------------------------------------------------
           BANKING--0.3%
           -----------------------------------------------------
  18,028   National Westminster Bank PLC                           $   191,595
           -----------------------------------------------------   -----------
           CONSUMER & RELATED--0.3%
           -----------------------------------------------------
  23,400   Compass Group                                               204,736
           -----------------------------------------------------   -----------
           FINANCIAL SERVICES--1.1%
           -----------------------------------------------------
  60,000   Hanson PLC, ADR                                             742,500
           -----------------------------------------------------   -----------
           FOOD & BEVERAGE--0.1%
           -----------------------------------------------------
  14,300   Allied Domecq PLC                                           100,496
           -----------------------------------------------------   -----------
           HEALTH CARE--0.3%
           -----------------------------------------------------
  16,507   Smithkline Beecham Corp.                                    201,655
           -----------------------------------------------------   -----------
           MACHINERY--0.4%
           -----------------------------------------------------
  29,000   Chubb Security                                              142,980
           -----------------------------------------------------
   8,800   Siebe PLC                                                   138,770
           -----------------------------------------------------   -----------
            Total                                                      281,750
           -----------------------------------------------------   -----------
           OIL RELATED--0.0%
           -----------------------------------------------------
     279   British Petroleum Co. PLC                                     2,895
           -----------------------------------------------------   -----------
           RETAIL--0.3%
           -----------------------------------------------------
   6,380   EMI Group PLC                                               133,312
           -----------------------------------------------------
   6,380   Thorn PLC                                                    36,299
           -----------------------------------------------------   -----------
            Total                                                      169,611
           -----------------------------------------------------   -----------
           TELECOMMUNICATIONS--0.3%
           -----------------------------------------------------
  27,500   Carlton Communications PLC                                  207,896
           -----------------------------------------------------   -----------
           TRANSPORTATION--0.3%
           -----------------------------------------------------
  51,000   British Airways Capital, Conv. Bond, 9.75%, 6/15/2005       184,770
           -----------------------------------------------------   -----------
            TOTAL UNITED KINGDOM                                     2,523,529
           -----------------------------------------------------   -----------
            TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST        18,259,155
           $16,558,671)
           -----------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                             VALUE
                                                            IN U.S.
  SHARES                                                    DOLLARS
 --------- --------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--8.5%
 ------------------------------------------------------
           ARGENTINA--0.2%
           --------------------------------------------
           UTILITIES & RELATED--0.2%
           --------------------------------------------
    19,176 Compania Naviera Perez Companc S.A., Class B   $   121,408
           --------------------------------------------   -----------
           BRAZIL--0.7%
           --------------------------------------------
           BASIC INDUSTRY--0.4%
           --------------------------------------------
     4,387 Cia Acos Especiais Itabira-Acesita., ADR            18,645
           --------------------------------------------
 1,211,792 Cia Acos Especiais Itabira-Acesita., Pfd.            2,670
           --------------------------------------------
     3,207 Companhia Energetica de Minas Gerais, ADR           96,627
           --------------------------------------------
     7,400 Companhia Vale Do Rio Doce, ADR                    146,761
           --------------------------------------------   -----------
            Total                                             264,703
           --------------------------------------------   -----------
           CAPITAL GOODS--0.0%
           --------------------------------------------
     7,481 (a)(b)Rhodia-Ster S.A., GDR                         27,841
           --------------------------------------------   -----------
           INDUSTRIAL SERVICES--0.0%
           --------------------------------------------
     2,750 Telecomunicacoes Brasileras, ADR                   215,875
           --------------------------------------------   -----------
            TOTAL BRAZIL                                      508,419
           --------------------------------------------   -----------
           CHILE--0.7%
           --------------------------------------------
           BASIC INDUSTRY--0.1%
           --------------------------------------------
    17,000 Antofagasta Holdings PLC                            96,588
           --------------------------------------------   -----------
           CONSUMER GOODS & RELATED--0.1%
           --------------------------------------------
     4,200 Compania Cervecerias Unidas S.A., ADR               88,003
           --------------------------------------------   -----------
           TELECOMMUNICATIONS--0.2%
           --------------------------------------------
     1,700 Compania Telecomunicacion Chile, ADR               164,263
           --------------------------------------------   -----------
           UTILITIES & RELATED--0.3%
           --------------------------------------------
     1,500 (b)Chilectra S.A., ADR                              85,313
           --------------------------------------------
     4,000 Chilgener S.A., ADR                                 93,000
           --------------------------------------------   -----------
            Total                                             178,313
           --------------------------------------------   -----------
            TOTAL CHILE                                       527,167
           --------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------- --------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--
 CONTINUED
 ----------------------------------------
         COLOMBIA--0.2%
         --------------------------------
         BANKING--0.1%
         --------------------------------
   3,000 Banco Industrial Colombiano, ADR   $    55,875
         --------------------------------   -----------
         BASIC INDUSTRY--0.1%
         --------------------------------
   3,500 Cementos Diamante S.A., GDR             43,750
         --------------------------------   -----------
          TOTAL COLOMBIA                         99,625
         --------------------------------   -----------
         GREECE--0.4%
         --------------------------------
         BANKING--0.2%
         --------------------------------
   1,350 Alpha Credit Bank                       82,765
         --------------------------------
   1,100 Ergo Bank S.A.                          63,423
         --------------------------------   -----------
          Total                                 146,188
         --------------------------------   -----------
         BASIC INDUSTRY--0.1%
         --------------------------------
     700 Titan Cement Co.                        38,618
         --------------------------------   -----------
         CONSUMER GOODS & RELATED--0.1%
         --------------------------------
   1,500 Hellenic Bottling Co., S.A.             51,020
         --------------------------------   -----------
          TOTAL GREECE                          235,826
         --------------------------------   -----------
         INDONESIA--0.5%
         --------------------------------
         BANKING--0.1%
         --------------------------------
  78,750 PT Bank Dagang Nasional                 56,783
         --------------------------------   -----------
         BASIC INDUSTRY--0.0%
         --------------------------------
  62,000 PT Gadjah Tunggal                       26,690
         --------------------------------
  62,000 PT Gadjah Tunggal, Rights                    0
         --------------------------------   -----------
          Total                                  26,690
         --------------------------------   -----------
         CAPITAL GOODS--0.2%
         --------------------------------
   3,100 (a)PT Indosat, ADR                     102,300
         --------------------------------   -----------
         FINANCIAL SERVICES--0.2%
         --------------------------------
 108,245 PT Bank International Indonesia        158,430
         --------------------------------   -----------
          TOTAL INDONESIA                       344,203
         --------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
                                                          IN U.S.
 SHARES                                                   DOLLARS
 ------ ---------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------
        KOREA--0.5%
        ---------------------------------------------
        AUTOMOBILE--0.0%
        ---------------------------------------------
  2,066 Hyundai Motor Service Co., Pfd.                 $    27,513
        ---------------------------------------------   -----------
        CAPITAL GOODS--0.1%
        ---------------------------------------------
  1,336 (a)Anam Industrial Co., Ltd.                         21,835
        ---------------------------------------------
  5,000 Anam Industrial Co., Ltd., Pfd.                      41,162
        ---------------------------------------------
  6,000 (a)(b)Daewoo Heavy Industries, Pfd.                  26,223
        ---------------------------------------------   -----------
         Total                                               89,220
        ---------------------------------------------   -----------
        CONSTRUCTION & HOUSING--0.1%
        ---------------------------------------------
  9,000 (a)Kumho Construction & Engineering Co., Pfd.        42,930
        ---------------------------------------------   -----------
        ELECTRONICS & ELECTRICAL--0.0%
        ---------------------------------------------
      2 Samsung Electronics Co.                                 157
        ---------------------------------------------
     14 (b)Samsung Electronics Co., GDR                         711
        ---------------------------------------------   -----------
         Total                                                  868
        ---------------------------------------------   -----------
        TRANSPORTATION--0.1%
        ---------------------------------------------
  2,283 (a)(b)Dong Bang Forwarding Co.                       51,133
        ---------------------------------------------   -----------
        UTILITIES & RELATED--0.2%
        ---------------------------------------------
  3,200 (a)Korea Electric Power Corp.                       105,763
        ---------------------------------------------
  2,239 (a)Yukong, Ltd.                                      56,924
        ---------------------------------------------
    140 Yukong, Ltd., Rights                                    915
        ---------------------------------------------   -----------
         Total                                              163,602
        ---------------------------------------------   -----------
         TOTAL KOREA                                        375,266
        ---------------------------------------------   -----------
        MALAYSIA--1.6%
        ---------------------------------------------
        AIRLINES--0.1%
        ---------------------------------------------
 25,000 Malaysian Airline System                             64,834
        ---------------------------------------------   -----------
        BANKING--0.2%
        ---------------------------------------------
 17,000 Malayan Banking Berhad                              168,888
        ---------------------------------------------   -----------
        BASIC INDUSTRY--0.2%
        ---------------------------------------------
 10,000 Jaya Tiasa Holdings                                  62,241
        ---------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                          VALUE
                                                         IN U.S.
 SHARES                                                  DOLLARS
 ------ --------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------
        MALAYSIA--CONTINUED
        --------------------------------------------
        BASIC INDUSTRY--CONTINUED
        --------------------------------------------
  9,000 United Engineers, Ltd.                         $    69,662
        --------------------------------------------   -----------
         Total                                             131,903
        --------------------------------------------   -----------
        CONSUMER GOODS & RELATED--0.1%
        --------------------------------------------
 40,000 Guinness Anchor Berhad                              95,755
        --------------------------------------------   -----------
        FINANCIAL SERVICES--0.4%
        --------------------------------------------
 14,000 Commerce Asset Holdings Berhad                      87,137
        --------------------------------------------
 25,000 DCB Holdings Berhad                                 85,780
        --------------------------------------------
 47,000 Renong Berhad                                       72,008
        --------------------------------------------   -----------
         Total                                             244,925
        --------------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        --------------------------------------------
 35,000 Sime Darby Berhad                                  115,903
        --------------------------------------------   -----------
        LEISURE & RECREATION--0.1%
        --------------------------------------------
 12,000 Genting Berhad                                      87,137
        --------------------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        --------------------------------------------
  9,000 Telekom Malaysia Berhad                             79,357
        --------------------------------------------   -----------
        UTILITIES & RELATED--0.2%
        --------------------------------------------
 30,000 Petronas Gas Berhad                                122,087
        --------------------------------------------   -----------
         TOTAL MALAYSIA                                  1,110,789
        --------------------------------------------   -----------
        MEXICO--1.1%
        --------------------------------------------
        BROADCASTING & PUBLISHING--0.1%
        --------------------------------------------
  4,000 Grupo Televisa S.A.                                 57,203
        --------------------------------------------   -----------
        CONSTRUCTION--0.1%
        --------------------------------------------
  4,300 Empresas ICA Sociedad Controladora S.A., ADR        65,575
        --------------------------------------------   -----------
        FINANCIAL SERVICES--0.2%
        --------------------------------------------
 12,791 Alfa, S.A. de C.V. Class A                          56,740
        --------------------------------------------
  4,900 Carso Global Telecom, Class A-1                     12,847
        --------------------------------------------
  4,900 (a)Grupo Carso SA de C.V., ADR                      47,163
        --------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                     VALUE
                                                                    IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         MEXICO--CONTINUED
         ------------------------------------------------------
         FINANCIAL SERVICES--CONTINUED
         ------------------------------------------------------
  16,000 Grupo Financiero Banamex, Class B                        $    34,534
         ------------------------------------------------------
   1,140 (a)Grupo Financiero Banamex, Class L                           2,325
         ------------------------------------------------------   -----------
          Total                                                       153,609
         ------------------------------------------------------   -----------
         HEALTH & PERSONAL CARE--0.2%
         ------------------------------------------------------
   7,000 Kimberly-Clark de Mexico                                     132,640
         ------------------------------------------------------   -----------
         INDUSTRIAL & RELATED--0.1%
         ------------------------------------------------------
  11,000 Apasco SA de CV                                               75,450
         ------------------------------------------------------   -----------
         METALS & MINING--0.1%
         ------------------------------------------------------
  15,000 Industrias Penoles S.A.                                       63,460
         ------------------------------------------------------   -----------
         TELECOMMUNICATIONS--0.3%
         ------------------------------------------------------
 110,000 Telefonos de Mexico                                          175,953
         ------------------------------------------------------   -----------
          TOTAL MEXICO                                                723,890
         ------------------------------------------------------   -----------
         PHILIPPINES--0.3%
         ------------------------------------------------------
         BANKING--0.1%
         ------------------------------------------------------
   1,875 Metro Bank and Trust Co.                                      44,668
         ------------------------------------------------------   -----------
         OIL RELATED--0.2%
         ------------------------------------------------------
 400,000 (a)Belle Corp.                                               117,402
         ------------------------------------------------------   -----------
          TOTAL PHILIPPINES                                           162,070
         ------------------------------------------------------   -----------
         PORTUGAL--0.4%
         ------------------------------------------------------
         BANKING--0.1%
         ------------------------------------------------------
   6,000 Banco Commercial Portugues, Class R                           72,464
         ------------------------------------------------------   -----------
         FOOD & BEVERAGE--0.1%
         ------------------------------------------------------
     700 Estabelecimentos Jeronimo Martins & Filho SGPS, S.A.          63,665
         ------------------------------------------------------   -----------
         MULTI-INDUSTRY--0.1%
         ------------------------------------------------------
         Sonae Investimentos Sociedade Gestora de Participacoes        43,478
   1,500 Sociais, S.A.
         ------------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                     VALUE
                                                    IN U.S.
 SHARES                                             DOLLARS
 ------ ---------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------
        PORTUGAL--CONTINUED
        ---------------------------------------
        TELECOMMUNICATIONS--0.1%
        ---------------------------------------
  2,000 Portugal Telecom S.A.                     $    51,401
        ---------------------------------------   -----------
         TOTAL PORTUGAL                               231,008
        ---------------------------------------   -----------
        SOUTH AFRICIA--1.7%
        ---------------------------------------
        BANKING--0.2%
        ---------------------------------------
  7,000 Amalgamated Banks of South Africa              37,727
        ---------------------------------------
  2,500 Nedcor Ltd.                                    35,958
        ---------------------------------------
  1,000 Standard Bank Investment Corp., Ltd.           40,250
        ---------------------------------------   -----------
         Total                                        113,935
        ---------------------------------------   -----------
        BASIC INDUSTRY--0.1%
        ---------------------------------------
  9,000 Sasol Ltd.                                    106,139
        ---------------------------------------   -----------
        CONSUMER GOODS & RELATED--0.2%
        ---------------------------------------
  4,000 South African Breweries, Ltd.                 106,690
        ---------------------------------------   -----------
        ENTERTAINMENT--0.1%
        ---------------------------------------
 62,743 Sun International (South Africa) Ltd.          66,387
        ---------------------------------------   -----------
        FINANCIAL SERVICES--0.3%
        ---------------------------------------
  6,000 Barlow Ltd.                                    58,195
        ---------------------------------------
    310 (a)Dimension Data Holdings Ltd.                   616
        ---------------------------------------
  4,500 Free State Consolidated Gold Mines Ltd.        42,902
        ---------------------------------------
  6,000 Malbak Ltd.                                    25,130
        ---------------------------------------
  7,000 Rembrandt Group Ltd.                           63,265
        ---------------------------------------   -----------
         Total                                        190,108
        ---------------------------------------   -----------
        INDUSTRIAL & RELATED--0.1%
        ---------------------------------------
    400 Anglo American Coal Corp., Ltd.                30,067
        ---------------------------------------
    900 Anglo American Industrial Corp., Ltd.          31,743
        ---------------------------------------   -----------
         Total                                         61,810
        ---------------------------------------   -----------
        INSURANCE--0.2%
        ---------------------------------------
 25,000 LibLife Strategic Investments, Ltd.            81,561
        ---------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                     IN U.S.
 SHARES                                                              DOLLARS
 ------    -----------------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
           SOUTH AFRICA--CONTINUED
           -----------------------------------------------------
           INSURANCE--CONTINUED
           -----------------------------------------------------
  2,500    LibLife Strategic Investments, Ltd., Rights             $       816
           -----------------------------------------------------
  3,000    Liberty Life Association of Africa, Ltd.                     90,764
           -----------------------------------------------------   -----------
            Total                                                      173,141
           -----------------------------------------------------   -----------
           METALS & MINING--0.5%
           -----------------------------------------------------
  1,500    Anglo American Corporation of South Africa Ltd.              91,921
           -----------------------------------------------------
  3,300    De Beers Centenary AG                                       102,568
           -----------------------------------------------------
 20,000    Gencor Ltd.                                                  71,421
           -----------------------------------------------------
  3,000    Rustenburg Platinum Holdings Ltd.                            48,110
           -----------------------------------------------------   -----------
            Total                                                      314,020
           -----------------------------------------------------   -----------
           RETAIL--0.0%
           -----------------------------------------------------
     80    (a)JD Group, Ltd.                                               450
           -----------------------------------------------------   -----------
            TOTAL SOUTH AFRICA                                       1,132,680
           -----------------------------------------------------   -----------
           TAIWAN--0.2%
           -----------------------------------------------------
           BASIC INDUSTRY--0.1%
           -----------------------------------------------------
  9,904    (a)Tuntex Distinct Corp., GDR                                69,576
           -----------------------------------------------------   -----------
           ELECTRICAL EQUIPMENT--0.1%
           -----------------------------------------------------
  5,500    Walsin Lihwa Wire, GDR                                       45,650
           -----------------------------------------------------   -----------
           TECHNOLOGY--0.0%
           -----------------------------------------------------
  3,080    Macronix International Co., Ltd., ADR                        37,345
           -----------------------------------------------------   -----------
            TOTAL TAIWAN                                               152,571
           -----------------------------------------------------   -----------
           TURKEY--0.0%
           -----------------------------------------------------
           CONSUMER GOODS & RELATED--0.0%
           -----------------------------------------------------
    255    Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.                   39
           -----------------------------------------------------   -----------
            TOTAL EMERGING MARKETS SECURITIES SECTOR (IDENTIFIED
            COST $5,779,515)                                         5,724,961
           -----------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 PRINCIPAL                                                            IN U.S.
   AMOUNT                                                             DOLLARS
 ---------- -----------------------------------------------------   -----------
 COMMERCIAL PAPER--30.6%
 ----------------------------------------------------------------
            CHEMICALS & RELATED--4.4%
            -----------------------------------------------------
 $3,000,000 Du Pont (E.I.) de Nemours & Co., 5.28%, 12/6/1996       $ 2,973,300
            -----------------------------------------------------   -----------
            FINANCE--8.7%
            -----------------------------------------------------
  3,000,000 Ford Motor Credit Corp., 5.31%, 12/26/1996                2,964,390
            -----------------------------------------------------
  3,000,000 GE Capital Corp., 6.00%, 12/23/1996                       2,965,740
            -----------------------------------------------------   -----------
             Total                                                    5,930,130
            -----------------------------------------------------   -----------
            INSURANCE--4.4%
            -----------------------------------------------------
  3,000,000 USAA Capital, 5.35%, 12/13/1996                           2,970,180
            -----------------------------------------------------   -----------
            TECHNOLOGY--4.4%
            -----------------------------------------------------
  3,000,000 Lucent Technologies, Inc., 5.29%, 12/11/1996              2,971,080
            -----------------------------------------------------   -----------
            UNASSIGNED--8.7%
            -----------------------------------------------------
  3,000,000 CIESCO, L.P., 6.10%, 12/17/1996                           2,968,410
            -----------------------------------------------------
  3,000,000 Golden Peanut Co., 5.33%, 12/23/1996                      2,965,740
            -----------------------------------------------------   -----------
             Total                                                    5,934,150
            -----------------------------------------------------   -----------
             TOTAL COMMERCIAL PAPER (IDENTIFIED COST $20,760,167)    20,778,840
            -----------------------------------------------------   -----------
 U.S. FIXED INCOME SECURITIES SECTOR--12.1%
 ----------------------------------------------------------------
            GOVERNMENT/AGENCY--12.1%
            -----------------------------------------------------
  1,800,000 United States Treasury Bill, 12/19/1996                   1,780,841
            -----------------------------------------------------
    320,000 United States Treasury Bond, 10.75%, 5/15/2003              390,000
            -----------------------------------------------------
    500,000 United States Treasury Bond, 7.50%, 11/15/2016              523,855
            -----------------------------------------------------
  2,500,000 United States Treasury Bond, 7.25%, 8/15/2022             2,553,350
            -----------------------------------------------------
  1,200,000 United States Treasury Bond, 7.625%, 11/15/2022           1,279,571
            -----------------------------------------------------
    375,000 United States Treasury Bond, 7.50%, 11/15/2024              396,094
            -----------------------------------------------------
    130,000 United States Treasury Note, 5.75%, 10/31/2000              126,872
            -----------------------------------------------------
    380,000 United States Treasury Note, 7.875%, 8/15/2001              402,088
            -----------------------------------------------------
    400,000 United States Treasury Note, 6.25%, 2/15/2003               393,750
            -----------------------------------------------------
    350,000 United States Treasury Receipt IO Strip, 2/15/2005          200,275
            -----------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
 CURRENCY PAR
  AMOUNT OR                                                          VALUE
  PRINCIPAL                                                         IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   -----------
 U.S. FIXED INCOME SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
              United States Treasury Receipt PO Strip, 10.75%,    $   193,048
 $   350,000  8/15/2005
              -------------------------------------------------   -----------
               TOTAL U.S. FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $8,339,652)                         8,239,744
              -------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--9.4%
 --------------------------------------------------------------
              DENMARK--0.9%
              -------------------------------------------------
   3,310,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                 605,085
              -------------------------------------------------   -----------
              FRANCE--1.9%
              -------------------------------------------------
   1,200,000  French Treasury Bill, 7.00%, 11/12/1999                 248,874
              -------------------------------------------------
   5,100,000  French Treasury Bill, Note, 5.75%, 3/12/1998          1,012,931
              -------------------------------------------------   -----------
               Total                                                1,261,805
              -------------------------------------------------   -----------
              GERMANY--2.0%
              -------------------------------------------------
     550,000  Deutschland Republic, Deb., 6.25%, 1/4/2024             331,823
              -------------------------------------------------
     287,000  Deutschland Republic, Deb., 7.125%, 12/20/2002          203,469
              -------------------------------------------------
     165,000  Germany (Fed Republic), 6.50%, 7/15/2003                112,936
              -------------------------------------------------
   1,140,000  Germany (Fed Republic), Bond, 6.00%, 1/5/2006           741,907
              -------------------------------------------------   -----------
               Total                                                1,390,135
              -------------------------------------------------   -----------
              ITALY--1.2%
              -------------------------------------------------
 880,000,000  Buoni Poliennali Del Tes, Deb., 10.50%, 4/15/1998       598,796
              -------------------------------------------------
 310,000,000  Italy (Republic of), Deb., 10.50%, 4/1/2005             228,665
              -------------------------------------------------   -----------
               Total                                                  827,461
              -------------------------------------------------   -----------
              SPAIN--1.4%
              -------------------------------------------------
              Bonos Y Obligation Del Estado, Deb., 12.25%,            929,660
 104,600,000  3/25/2000
              -------------------------------------------------   -----------
              SWEDEN--0.4%
              -------------------------------------------------
   1,600,000  Sweden (Kingdom of), 10.25%, 5/5/2000                   270,846
              -------------------------------------------------   -----------
              UNITED KINGDOM--1.6%
              -------------------------------------------------
     250,000  United Kingdom Treasury, 7.00%, 11/6/2001               389,952
              -------------------------------------------------
     190,000  United Kingdom Treasury, 9.75%, 8/27/2002               332,050
              -------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

   FOREIGN
 CURRENCY PAR
  AMOUNT OR                                                           VALUE
  PRINCIPAL                                                          IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
              UNITED KINGDOM--CONTINUED
              --------------------------------------------------
    239,000   United Kingdom Treasury, 7.75%, 9/8/2006             $   375,717
              --------------------------------------------------   -----------
               Total                                                 1,097,719
              --------------------------------------------------   -----------
               TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $6,238,239)                          6,382,711
              --------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENTS--10.4%
 ---------------------------------------------------------------
              CS First Boston, Inc., 5.60%, dated 9/30/1996, due     7,092,108
  7,092,108   10/1/1996
              --------------------------------------------------   -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $64,768,352)(D)   $66,477,519
              --------------------------------------------------   -----------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1996, these securities amounted to $191,221 which represents 0.3% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $64,799,328. The net unrealized appreciation of investments on a federal tax basis amounts to $1,678,191 which is comprised of $3,095,071 appreciation and $1,416,880 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($67,907,129) at September 30, 1996.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
GDR--Global Depository Receipts
IO--Interest Only
LTD--Limited
PLC--Public Limited Company
PO--Principal Only
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------
Investments in repurchase agreements      $ 7,092,108
----------------------------------------
Investments in securities                  59,385,411
----------------------------------------  -----------
Total investments in securities, at value
(identified cost $64,768,352 and tax cost
$64,799,328)                                          $66,477,519
-----------------------------------------------------
Cash denominated in foreign currency (at cost,
$1,100)                                                     1,091
-----------------------------------------------------
Income receivable                                         494,345
-----------------------------------------------------
Receivable for investments sold                         2,341,780
-----------------------------------------------------
Receivable for shares sold                                  5,589
-----------------------------------------------------
Receivable for daily variation margin                      23,010
----------------------------------------------------- -----------
  Total assets                                         69,343,334
-----------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for investments purchased         $ 1,041,559
----------------------------------------
Payable for shares redeemed                    78,853
----------------------------------------
Payable to Bank                               117,949
----------------------------------------
Payable for foreign taxes withheld             11,298
----------------------------------------
Net payable for forward foreign currency
exchange contracts                             18,267
----------------------------------------
Accrued expenses                              168,279
----------------------------------------  -----------
  Total liabilities                                     1,436,205
----------------------------------------------------- -----------
NET ASSETS for 5,782,950 shares outstanding           $67,907,129
----------------------------------------------------- -----------
NET ASSETS CONSIST OF:
-----------------------------------------------------
Paid in capital                                       $53,261,712
-----------------------------------------------------
Net unrealized appreciation of investments,
translation of assets
and liabilities in foreign currency, and futures
contracts                                               2,542,358
-----------------------------------------------------
Accumulated net realized gain on investments,
foreign currency transactions,
and futures contracts                                  11,284,923
-----------------------------------------------------
Undistributed net investment income                       818,136
----------------------------------------------------- -----------
  Total Net Assets                                    $67,907,129
----------------------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------------
$67,907,129 / 5,782,950 shares outstanding                 $11.74
----------------------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     PERIOD ENDED  YEAR ENDED
                                                     SEPTEMBER 30,  APRIL 30,
                                                         1996         1996
---------------------------------------------------  ------------- -----------
INVESTMENT INCOME:
---------------------------------------------------
Dividends (net of foreign taxes withheld
of $30,836 and $48,141, respectively)                 $   229,762  $ 1,333,099
---------------------------------------------------
Interest (net of foreign taxes withheld of $0 and
$14,614, respectively)                                    969,295      953,991
---------------------------------------------------   -----------  -----------
  Total income                                          1,199,057    2,287,090
---------------------------------------------------   -----------  -----------
EXPENSES:
---------------------------------------------------
Management fee                                            291,223      783,420
---------------------------------------------------
Administrative personnel and services fee                  31,438       70,488
---------------------------------------------------
Custodian fees                                             27,949      129,589
---------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                   40,107      165,518
---------------------------------------------------
Directors'/Trustees' fees                                     146       19,217
---------------------------------------------------
Auditing fees                                              36,883       37,322
---------------------------------------------------
Legal fees                                                  2,614       17,601
---------------------------------------------------
Portfolio accounting fees                                  28,568       87,019
---------------------------------------------------
Distribution services fee                                 218,417      586,707
---------------------------------------------------
Share registration costs                                   10,540       12,884
---------------------------------------------------
Printing and postage                                       43,723       78,742
---------------------------------------------------
Insurance premiums                                            807          415
---------------------------------------------------
Taxes                                                         704      --
---------------------------------------------------
Miscellaneous                                                 394        2,308
---------------------------------------------------   -----------  -----------
  Total expenses                                          733,513    1,991,230
---------------------------------------------------   -----------  -----------
    Net investment income                                 465,544      295,860
---------------------------------------------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS:
---------------------------------------------------
Net realized gain on investments, foreign currency
transactions, and futures contracts                     6,148,207    8,019,815
---------------------------------------------------
Net change in unrealized appreciation of
investments, translation of assets and liabilities
in foreign currency, and futures contracts             (5,394,534)   5,636,916
---------------------------------------------------   -----------  -----------
  Net realized and unrealized loss on investments,
  foreign currency, and futures contracts                 753,673   13,656,731
---------------------------------------------------   -----------  -----------
    Change in net assets resulting from operations    $ 1,219,217  $13,952,591
---------------------------------------------------   -----------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       PERIOD ENDED      YEAR ENDED APRIL 30,
                                       SEPTEMBER 30,  --------------------------
                                           1996           1996          1995
-------------------------------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------
OPERATIONS--
-------------------------------------
Net investment income                  $    465,544   $    295,860  $    745,393
-------------------------------------
Net realized gain (loss) on
investments, foreign currency
transactions and futures contracts
($6,561,362 and $5,881,028 net gains
and $293,056 net loss, respectively,
as computed for federal tax purposes)     6,148,207      8,019,815    (3,163,377)
-------------------------------------
Net change in unrealized appreciation
(depreciation) of investments,
translation of assets and liabilities
in foreign currency, and futures
contracts                                (5,394,534)     5,636,916       786,906
-------------------------------------  ------------   ------------  ------------
  Change in net assets resulting from
  operations                              1,219,217     13,952,591     1,631,078
-------------------------------------  ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------
Distributions from net investment
income                                      --            (295,860)      --
-------------------------------------
Distributions in excess of net
investment income                           --            (274,732)      --
-------------------------------------
Distributions in excess of net
realized gains on investments,
foreign currency transactions, and
futures contracts                           --             --         (2,156,307)
-------------------------------------  ------------   ------------  ------------
  Change in net assets resulting from
  distributions to shareholders             --            (570,592)   (2,156,307)
-------------------------------------  ------------   ------------  ------------
SHARE TRANSACTIONS--
-------------------------------------
Proceeds from sale of shares              8,636,590      5,765,409    17,005,687
-------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                      --             548,261     2,049,709
-------------------------------------
Cost of shares redeemed                 (13,130,249)   (35,601,975)  (37,985,576)
-------------------------------------  ------------   ------------  ------------
  Change in net assets resulting from
  share transactions                     (4,493,659)   (29,288,305)  (18,930,180)
-------------------------------------  ------------   ------------  ------------
    Change in net assets                 (3,274,442)   (15,906,306)  (22,717,565)
-------------------------------------
NET ASSETS:
-------------------------------------
Beginning of period                      71,181,571     87,087,877   109,805,422
-------------------------------------  ------------   ------------  ------------
End of period (including
undistributed net investment
income of $818,136, $0, and $0,
respectively)                          $ 67,907,129   $ 71,181,571  $ 87,087,877
-------------------------------------  ------------   ------------  ------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   PERIOD ENDED
                   SEPTEMBER 30,
                      1996(A)
-----------------  -------------
NET ASSET VALUE,
BEGINNING
OF PERIOD              $11.53
-----------------
INCOME FROM
INVESTMENT
OPERATIONS
-----------------
 Net investment
 income                  0.08
-----------------
 Net realized and
 unrealized gain
 (loss) on
 investments,
 foreign currency
 transactions,
 and futures
 contracts               0.13
-----------------     -------
Total from
investment
operations               0.21
-----------------     -------
LESS
DISTRIBUTIONS
-----------------
 Distributions
 from net
 investment
 income                 --
-----------------
 Distribution in
 excess of net
 investment
 income (c)             --
-----------------
 Distributions
 from net
 realized gains
 and foreign
 currency
 transactions           --
-----------------
 Distributions in
 excess of net
 realized gains
 and foreign
 currency
 transactions (c)       --
-----------------     -------
Total
distributions           --
-----------------     -------
NET ASSET VALUE,
END OF PERIOD          $11.74
-----------------     -------
TOTAL RETURN (D)         1.91%
-----------------
RATIOS TO AVERAGE
NET ASSETS
-----------------
 Expenses                2.52%*
-----------------
 Net investment
 income                  1.60%*
-----------------
SUPPLEMENTAL DATA
-----------------
 Net assets, end
 of period (000
 omitted)             $67,907
-----------------
 Average
 commission
 rate paid               .004
-----------------
 Portfolio
 turnover                  47%
-----------------

                                                        YEAR ENDED APRIL 30,
                   ----------------------------------------------------------------------------------------------------
                    1996     1995       1994     1993      1992      1991      1990       1989      1988     1987(B)
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
NET ASSET VALUE,
BEGINNING
OF PERIOD           $ 9.71   $10.04     $10.00   $ 9.92    $ 9.64    $ 9.62    $10.11     $ 9.68    $10.51     $ 8.00
------------------
INCOME FROM
INVESTMENT
OPERATIONS
------------------
 Net investment
 income               0.04     0.08       0.03     0.25      0.33      0.30      0.30       0.22      0.14       0.01
------------------
 Net realized and
 unrealized gain
 (loss) on
 investments,
 foreign currency
 transactions,
 and futures
 contracts            1.86    (0.19)      1.29     0.32      0.26      0.14      0.09       0.49     (0.21)      2.50
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
Total from
investment
operations            1.90    (0.11)      1.32     0.57      0.59      0.44      0.39       0.71     (0.07)      2.51
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
LESS
DISTRIBUTIONS
------------------
 Distributions
 from net
 investment
 income              (0.04)   --         --       (0.30)    (0.31)    (0.21)     (0.38)    (0.10)    (0.12)     --
------------------
 Distribution in
 excess of net
 investment
 income (c)          (0.04)   --         --       --        --        --        --         --        --         --
------------------
 Distributions
 from net
 realized gains
 and foreign
 currency
 transactions        --       --         (1.28)   (0.19)    --        (0.21)    (0.50)     (0.18)    (0.64)     --
------------------
 Distributions in
 excess of net
 realized gains
 and foreign
 currency
 transactions (c)    --       (0.22)     --       --        --        --        --         --        --         --
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
Total
distributions        (0.08)   (0.22)     (1.28)   (0.49)    (0.31)    (0.42)    (0.88)     (0.28)    (0.76)     --
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
NET ASSET VALUE,
END OF PERIOD       $11.53   $ 9.71     $10.04   $10.00    $ 9.92    $ 9.64    $ 9.62     $10.11    $ 9.68     $10.51
------------------ -------- --------- --------- -------- --------- --------- ---------- --------- ---------- ----------
TOTAL RETURN (D)     19.68%   (1.04%)    12.91%    6.08%     6.24%     4.61%     3.74%      7.55%    (0.57%)    31.38%
------------------
RATIOS TO AVERAGE
NET ASSETS
------------------
 Expenses             2.54%    2.51%      2.61%    2.40%     2.31%     2.36%     2.28%      2.29%     2.28%      3.10%*
------------------
 Net investment
 income               0.38%    0.76%      0.67%    1.72%     2.31%     2.84%     2.86%      2.27%     1.42%      0.34%*
------------------
SUPPLEMENTAL DATA
------------------
 Net assets, end
 of period (000
 omitted)          $71,182  $87,088   $109,805  $84,780  $128,047  $193,593  $233,300   $244,048  $246,048   $149,018
------------------
 Average
 commission
 rate paid           --       --         --       --        --        --        --         --        --         --
------------------
 Portfolio
 turnover               91%     221%       166%     138%      109%       78%       88%        85%      120%        70%
------------------

  * Computed on an annualized basis.
(a) The Fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.
(b) Represents period from June 1, 1986 (commencement of the Fund's operations) to April 30, 1987.
(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(d) Based on net asset value.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Blanchard Global Growth Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is long-term capital growth.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Foreign government and corporate bonds are valued at the last sales price reported on a national exchange. If the last sales price is not available the securities are valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.
  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------
  the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when information becomes available to the Fund. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment company adjustments, and forward contracts. The following reclassifications have been made to the financial statements.

               INCREASE (DECREASE)
  -------------------------------------------------
                     ACCUMULATED
                     NET REALIZED UNDISTRIBUTED NET
  PAID-IN CAPITAL     GAIN/LOSS   INVESTMENT INCOME
  ---------------    ------------ -----------------
    $(71,481)         $(381,793)      $453,274


  Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended September 30, 1996, the Fund had realized losses on futures contracts of $564,082. Futures


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------
  contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  At September 30, 1996, the Fund had outstanding futures contracts as set forth below:

                                                   UNREALIZED
  EXPIRATION DATE   CONTRACTS TO RECEIVE POSITION APPRECIATION
  ---------------   -------------------- -------- ------------
  December 1996          41 S&P 500        Long     $389,700
  December 1996         5 Long Bond        Long       10,938
  December 1996         23 Long Gilt       Long       35,461
  December 1996         5 FT-SE 100        Long       (4,206)
  December 1996        223 Nikkei 300      Long      283,486
  December 1996            8 DAX           Long       12,836
  December 1996           26 Bund          Long      100,891
  December 1996          10 CAC 40         Long       13,745
  December 1996          9 Notional        Long       18,294
                                                    --------
  Net Unrealized Appreciation on Futures
  Contracts                                         $861,145
                                                    --------


  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30 1996, the Fund had outstanding foreign exchange contracts as set forth below:

                                                                              UNREALIZED
                               COMMITMENTS TO        IN EXCHANGE CONTRACTS   APPRECIATION
  SETTLEMENT DATE             DELIVER/RECEIVE            FOR      AT VALUE  (DEPRECIATION)
  --------------------  ---------------------------- ----------- ---------- --------------
  Contracts Sold:
        10/1/96         3,314,650 South African Rand $  732,092  $  730,662    $  1,430
        3/25/97            150,000 Pound Sterling       233,880     234,551        (671)
  Contracts Purchased:
        3/25/97           1,577,000 Pound Sterling    2,448,135   2,465,912      17,777
         4/2/97            9,600,000 French Franc     1,914,488   1,877,685     (36,803)
                                                                               --------
  Net Unrealized Depreciation on Foreign Exchange Contracts                    ($18,267)
                                                                               --------



BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

  OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to sell (on a written call)/buy (on a written put) the underlying securities to/from the option holder upon exercise. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended April 30, 1996, the Fund had realized losses of $89,540 on written options. For the period ended September 30, 1996, the Fund had no written options.

  The Fund may purchase put options on foreign currencies to increase a Fund's gross income and for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal or international securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales.


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

  Additional information on each restricted security held at September 30, 1996 is as follows:

  SECURITY                       ACQUISITION DATE ACQUISITION COST
  -----------------------------  ---------------- ----------------
  Rhodia-Ster S.A., GDR          2/21/95-9/25/95      $91,642
  Chilectra S.A., ADR                7/19/96           91,177
  Daewoo Heavy Industries, Pfd.   2/3/95-4/12/95       49,952
  Samsung Electronics Co., GDR        1/3/95              917
  Dong Bang Forwarding Co.        2/3/95-5/29/95       74,380


  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                   PERIOD ENDED   YEAR ENDED APRIL 30,
                                   SEPTEMBER 30, ----------------------
                                       1996         1996        1995
---------------------------------  ------------- ----------  ----------
Shares sold                            748,872      559,635   1,720,511
---------------------------------
Shares issued to shareholders in
payment of distributions declared       --           52,311     219,892
---------------------------------
Shares redeemed                     (1,137,138)  (3,413,086) (3,905,000)
---------------------------------   ----------   ----------  ----------
  Net change resulting from share
   transactions                       (388,266)  (2,801,140) (1,964,993)
---------------------------------   ----------   ----------  ----------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

The Manager became the Fund's manager on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's investment adviser and received for its services an annual management fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

For the year ended April 30, 1996, the managers earned fees as follows:

                                 AMOUNT OF
MANAGER NAME                     FEE EARNED
-------------------------------  ----------
Sheffield Management Company      $171,279
-------------------------------
Virtus Capital Management, Inc.   $612,141
-------------------------------


Under the terms of a sub-advisory agreement between the Manager and Shufro Rose & Ehrman (U.S. Equity Sector), Fiduciary Trust International, Inc. (Foreign Equities Sector and Foreign Fixed Income Sector), Investment Advisors, Inc. (U.S. Fixed Income Sector), Cavelti Capital Management, Ltd. (Precious metals Securities and Bullion Sector), and Martin Currie Inc. (Emerging Markets Sector), (the "Portfolio Advisers"), the Portfolio Advisers receive an annual fee from the Manager equal to approximately 35% of the advisory fee paid to the Manager by the Fund.

For the period from May 1, 1996 to September 30, 1996, the management fee was earned by Virtus Capital Management.

On May 24, 1996, Mellon Capital Management Corp. became the Fund's Sole sub-advisor. Mellon Capital Management Corp. receives for its services an annual management fee equal to .375% of the Fund's first $100 million of average daily net assets, 0.350% of the Fund's average daily net assets in excess of $100 million but not exceeding $150 million and 0.325% of the Fund's average daily net assets in excess of $150 million.

For the year ended April 30, 1996, the Fund paid brokerage commissions of $40,660 to Shufro, Rose, and Ehrman. The Fund did not pay brokerage commissions to Shufro, Rose, and Ehrman during the five month period ended September 30, 1996.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Virtus Funds, all of which are advised by the Manager for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Fund, annually, to reimburse FSC.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995. Sheffield Investments, Inc. served as the Funds principal distributor and received for its services an annual distribution fee equal to 0.75% of the Fund's average daily net assets.


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

For the year ended April 30, 1996, the distributor earned fees as follows:

                             AMOUNT OF
DISTRIBUTOR NAME             FEE EARNED
---------------------------  ----------
Sheffield Investments, Inc.   $128,620
---------------------------
Federated Securities Corp.    $458,087
---------------------------


For the period from May 1, 1996 to September 30, 1996, the distribution fee was earned by FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                         AMOUNT OF
TRANSFER AGENT                           FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $147,968
---------------------------------------
Federated Services Company                $ 17,550
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the transfer agent fee was earned by FServ.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the year ended April 30, 1996, the portfolio accountants earned fees as follows:

                               AMOUNT OF
PORTFOLIO ACCOUNTANT           FEE EARNED
-----------------------------  ----------
Mutual Funds Services Company   $47,045
-----------------------------
Federated Services Company      $39,974
-----------------------------


For the period from May 1, 1996 to September 30, 1996, the portfolio accounting fee was earned by FServ.

CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.

For the year ended April 30, 1996, the custodians earned fees as follows:

                                         AMOUNT OF
CUSTODIAN                                FEE EARNED
---------------------------------------  ----------
United States Trust Company of New York   $94,981
---------------------------------------
Signet Trust Company                      $34,608
---------------------------------------


For the period from May 1, 1996 to September 30, 1996, the custodian fee was earned by Signet Trust Company.

DIRECTORS'/TRUSTEES' FEES--Prior to the acquisition of Sheffield Management Company by Virtus Capital Management, Inc., the former independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent trustee for at least five years at the time of retirement. Benefits under this plan were based on an amount equal to 75% of the directors/trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. The net pension expense included in Directors'/Trustees' Fees in the Statement of Operations for the year ended April 30, 1996 was $15,542.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

---------
PURCHASES  $21,777,768
---------  -----------
SALES      $46,403,752
---------  -----------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a non-diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
To the Board of Trustees of BLANCHARD FUNDS and the Shareholders of BLANCHARD GLOBAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Global Growth Fund as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the five-month period ended September 30, 1996 and the year ended April 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the nine years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Global Growth Fund as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 15, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.




                              Portfolio Adviser
                                Mellon Capital
                              Management Corp.*

                                    [LOGO]

                                  Blanchard
                                    Global
                                 Growth Fund


*Effective May 28, 1996.

The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.
Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.


Federated Securities Corporation is the
distributor of the Fund.

(2194)
CUSIP 093265106
G01684-01 (11/96)


                                  Blanchard
                                    Global
                                 Growth Fund

                                    [LOGO]

                                Annual Report
                              September 30, 1996

                 Managed by: Virtus Capital Management, Inc.






                                 APPENDIX
                      BLANCHARD FUNDS ANNUAL REPORTS
                         DATED SEPTEMBER 30, 1996

A. The graphic presentation here displayed consists of a legend below the graph indicating the components of the corresponding chart. The line graph chart is a visual representation of the narrative text around it, which shows that an initial investment of $10,000 in Blanchard Asset Allocation Fund, on June 6, 1996, would have grown to $10,510 by September 30, 1996 as compared to the Standard & Poor's 500 Index, which would have grown to $10,348. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from June to September 1996, and the right margin reflects a total investment range from $0 to $13,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a legend below the graph indicating the components of the corresponding chart. The line graph chart is a visual representation of the narrative text around it, which shows that an initial investment of $10,000 in Blanchard Global Growth Fund on June 1, 1986, would have grown to $23,219 by September 30, 1996, as compared to the Standard & Poor's Index, which would have grown to $38,120. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1986 to 1996, and the right margin reflects a total investment range from $0 to $40,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a legend below the graph indicating the components of the corresponding chart. The line graph chart is a visual representation of the narrative text around it, which shows that an initial investment of $10,000 in Blanchard Flexible Tax-Free Bond Fund on August 12, 1993, would have grown to $12,367 by September 30, 1996 as compared to the Lehman Brothers Current Municipal Bond Index, which would have grown to $11,514. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1993 to 1996, and the right margin reflects a total investment range from $0 to $12,500. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

D. The graphic presentation here displayed consists of a legend below the graph indicating the components of the corresponding chart. The line graph chart is a visual representation of the narrative text around it, which shows that an initial investment of $10,000 in Blanchard Short-Term Flexible Income Fund on April 16, 1993, would have grown to $12,067 by September 30, 1996, as compared to the Merrill Lynch Short-Term Government Corporate Index, which would have grown to $11,829. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1993 to 1996, and the right margin reflects a total investment range from $0 to $12,500. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

E. The graphic presentation here displayed consists of a legend below the graph indicating the components of the corresponding chart. The line graph chart is a visual representation of the narrative text around it, which shows that an initial investment of $10,000 in Blanchard Flexible Income Fund on November 2, 1992, would have grown to $12,785 by September 30, 1996, as compared to the Merrill Lynch Aggregate Bond Index, which would have grown to $13,106. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1992 to 1996, and the right margin reflects a total investment range from $0 to $13,500. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.